Principal LifeTime Strategic Income Fund [Member]
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Objective:
The Fund seeks current income,
and as a secondary objective, capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Principal LifeTime Strategic Income Fund [Member]
	Principal LifeTime Strategic Income Fund, Institutional Class [Member]	Principal LifeTime Strategic Income Fund, Class R-1 [Member]	Principal LifeTime Strategic Income Fund, Class R-2 [Member]	Principal LifeTime Strategic Income Fund, Class R-3 [Member]	Principal LifeTime Strategic Income Fund, Class R-4 [Member]	Principal LifeTime Strategic Income Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Net Expenses (as a percentage of Assets)	0.63%	1.50%	1.37%	1.19%	1.00%	0.88%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Principal LifeTime Strategic Income Fund [Member] (USD $)
	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime Strategic Income Fund, Institutional Class [Member]	64	202	351	786
Principal LifeTime Strategic Income Fund, Class R-1 [Member]	153	474	818	1,791
Principal LifeTime Strategic Income Fund, Class R-2 [Member]	139	434	750	1,646
Principal LifeTime Strategic Income Fund, Class R-3 [Member]	121	378	654	1,443
Principal LifeTime Strategic Income Fund, Class R-4 [Member]	102	318	552	1,225
Principal LifeTime Strategic Income Fund, Class R-5 [Member]	90	281	488	1,084

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 14.6% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds according to an asset allocation strategy designed for investors primarily seeking current income and secondarily capital appreciation. Alternative investments aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, timber and private equity. The Fund's asset allocation is designed for investors who are approximately 15 years beyond the normal retirement age of 65. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities of large market capitalization companies, growth and value stocks, fixed-income securities (including high yield or “junk” bonds), domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), real estate securities, derivatives, mortgage-backed securities, and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards.

PRINCIPAL LIFETIME FUNDS
TARGET ALLOCATIONS OVER TIME*
Non-U.S. Equity 13%
U.S. Equity 31%
Real Assets/Other** 11%
Fixed Income 45%
6% Non-U.S. Equity
14% U.S. Equity
14% Real Assets/Other**
66% Fixed Income
% OF TOTAL ASSETS
100%
90%
80%
70%
60%
50%
40%
30%
20%
10%
0%
TARGET DATE
(Assumed Retirement)
50 45 40 35 30 25 20 15 10 5 0 5 10 15 20
YEARS TO RETIREMENT
YEARS AFTER RETIREMENT
NON-U.S. EQUITY
U.S. EQUITY
REAL ASSETS/OTHER**
FIXED INCOME

* As of March 31, 2014.

** Shareholders receive exposure to real assets and alternative investment strategies through certain underlying funds.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	The R-2, R-3, R-4, R-5, and Institutional Class shares were first sold on March 1, 2001.

•	The R-1 Class shares were first sold on November 1, 2004.

•
For periods prior to the date on which the R-1 Class began operations, its performance is based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class.

•	The adjustments result in performance (for the periods prior to the date the R-1 Class began operations) that is no higher than the historical performance of the Institutional Class shares.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	9.86%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-11.26%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Principal LifeTime Strategic Income Fund [Member]
	Label	1 Year	5 Years	10 Years
Principal LifeTime Strategic Income Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	5.39%	9.50%	4.62%
Principal LifeTime Strategic Income Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	4.49%	8.43%	3.37%
Principal LifeTime Strategic Income Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	3.15%	7.12%	3.20%
Principal LifeTime Strategic Income Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	4.53%	8.55%	3.71%
Principal LifeTime Strategic Income Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	4.66%	8.71%	3.87%
Principal LifeTime Strategic Income Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	4.81%	8.88%	4.03%
Principal LifeTime Strategic Income Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	5.02%	9.11%	4.23%
Principal LifeTime Strategic Income Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	5.13%	9.24%	4.37%
Barclays Aggregate Bond Index [Member]	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(2.02%)	4.44%	4.55%
S&P Target Date Retirement Income Index [Member]	S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses, or taxes)	6.28%	7.62%	4.85%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	33.55%	18.71%	7.88%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	22.78%	12.44%	6.91%
Principal LifeTime Strategic Income Blended Index [Member]	Principal LifeTime Strategic Income Blended Index (reflects no deduction for fees, expenses, or taxes)	5.51%	7.83%	5.60%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.
Effective March 1, 2014, the Account's primary benchmark will change from Barclays U.S. Aggregate Bond Index to the S&P Target Date Retirement Income Index because the S&P Target Date Indexes are more widely used and recognized in the industry. Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2013, the weightings for the Principal LifeTime Strategic Income Blended Index were 75.00% Barclays U.S. Aggregate Bond Index, 19.45% Russell 3000® Index, and 5.55% MSCI EAFE Index NDTR D. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Principal LifeTime 2010 Fund [Member]
PRINCIPAL LIFETIME 2010 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Principal LifeTime 2010 Fund [Member]
	Principal Lifetime 2010 Fund, Institutional Class [Member]	Principal Lifetime 2010 Fund, Class R-1 [Member]	Principal Lifetime 2010 Fund, Class R-2 [Member]	Principal Lifetime 2010 Fund, Class R-3 [Member]	Principal Lifetime 2010 Fund, Class R-4 [Member]	Principal Lifetime 2010 Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Net Expenses (as a percentage of Assets)	0.67%	1.54%	1.41%	1.23%	1.04%	0.92%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Principal LifeTime 2010 Fund [Member] (USD $)
	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal Lifetime 2010 Fund, Institutional Class [Member]	68	214	373	835
Principal Lifetime 2010 Fund, Class R-1 [Member]	157	486	839	1,834
Principal Lifetime 2010 Fund, Class R-2 [Member]	144	446	771	1,691
Principal Lifetime 2010 Fund, Class R-3 [Member]	125	390	676	1,489
Principal Lifetime 2010 Fund, Class R-4 [Member]	106	331	574	1,271
Principal Lifetime 2010 Fund, Class R-5 [Member]	94	293	509	1,131

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 15.2% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. Alternative investments aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, timber and private equity. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities of large market capitalization companies, growth and value stocks, fixed-income securities (including high yield or “junk” bonds), domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), real estate securities, derivatives, mortgage-backed and asset-backed securities, and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards.
Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	The Institutional Class shares were first sold on March 1, 2001.

•	The R-1 Class shares were first sold on November 1, 2004.

•
For periods prior to the date on which the R-1 Class began operations, its performance is based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class.

•	The adjustments result in performance (for the periods prior to the date the R-1 Class began operations) that is no higher than the historical performance of the Institutional Class share

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	14.17%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-16.27%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Principal LifeTime 2010 Fund [Member]
	Label	1 Year	5 Years	10 Years
Principal Lifetime 2010 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	10.93%	12.34%	5.50%
Principal Lifetime 2010 Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	10.12%	11.46%	4.47%
Principal Lifetime 2010 Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	6.33%	9.56%	4.06%
Principal Lifetime 2010 Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	10.02%	11.36%	4.57%
Principal Lifetime 2010 Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	10.09%	11.51%	4.71%
Principal Lifetime 2010 Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	10.39%	11.72%	4.90%
Principal Lifetime 2010 Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	10.57%	11.94%	5.11%
Principal Lifetime 2010 Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	10.67%	12.04%	5.24%
Barclays Aggregate Bond Index [Member]	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(2.02%)	4.44%	4.55%
S&P Target Date 2010 Index [Member]	S&P Target Date 2010 Index (reflects no deduction for fees, expenses, or taxes)	9.42%	9.16%	5.47%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	33.55%	18.71%	7.88%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	22.78%	12.44%	6.91%
Principal LifeTime 2010 Blended Index [Member]	Principal LifeTime 2010 Blended Index (reflects no deduction for fees, expenses, or taxes)	11.07%	10.85%	5.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.
Effective March 1, 2014, the Account's primary benchmark will change from Barclays U.S. Aggregate Bond Index to the S&P Target Date 2010 Index because the S&P Target Date Indexes are more widely used and recognized in the industry. Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2013, the weightings for the Principal LifeTime 2010 Blended Index were 57.50% Barclays U.S. Aggregate Bond Index, 31.35% Russell 3000® Index, and 11.15% MSCI EAFE Index NDTR D. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Principal LifeTime 2015 Fund [Member]
PRINCIPAL LIFETIME 2015 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Principal LifeTime 2015 Fund [Member]
	Principal LifeTime 2015 Fund, Institutional Class [Member]	Principal LifeTime 2015 Fund, Class R-1 [Member]	Principal LifeTime 2015 Fund, Class R-2 [Member]	Principal LifeTime 2015 Fund, Class R-3 [Member]	Principal LifeTime 2015 Fund, Class R-4 [Member]	Principal LifeTime 2015 Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Net Expenses (as a percentage of Assets)	0.69%	1.56%	1.43%	1.25%	1.06%	0.94%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Principal LifeTime 2015 Fund [Member] (USD $)
	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime 2015 Fund, Institutional Class [Member]	70	221	384	859
Principal LifeTime 2015 Fund, Class R-1 [Member]	159	493	850	1,856
Principal LifeTime 2015 Fund, Class R-2 [Member]	146	452	782	1,713
Principal LifeTime 2015 Fund, Class R-3 [Member]	127	397	686	1,511
Principal LifeTime 2015 Fund, Class R-4 [Member]	108	337	585	1,294
Principal LifeTime 2015 Fund, Class R-5 [Member]	96	300	520	1,155

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 21.4% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. Alternative investments aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, timber and private equity. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities of large market capitalization companies, growth and value stocks, fixed-income securities (including high yield or “junk” bonds), domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate securities, derivatives, mortgage-backed and asset-backed securities, and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards.
Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
The Life of Fund results are measured from the date the Fund's shares were first sold (February 29, 2008).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	14.34%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	-10.77%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Principal LifeTime 2015 Fund [Member]
	Label	1 Year	5 Years	Since Inception	Inception Date
Principal LifeTime 2015 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	13.51%	12.89%	5.21%	Feb. 29, 2008
Principal LifeTime 2015 Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	11.78%	11.67%	4.14%
Principal LifeTime 2015 Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	8.45%	10.03%	3.81%
Principal LifeTime 2015 Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	12.52%	11.89%	4.21%	Feb. 29, 2008
Principal LifeTime 2015 Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	12.56%	12.04%	4.35%	Feb. 29, 2008
Principal LifeTime 2015 Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	12.83%	12.23%	4.52%	Feb. 29, 2008
Principal LifeTime 2015 Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	13.08%	12.48%	4.74%	Feb. 29, 2008
Principal LifeTime 2015 Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	13.17%	12.61%	4.86%	Feb. 29, 2008
Barclays Aggregate Bond Index [Member]	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(2.02%)	4.44%	4.38%
S&P Target Date 2015 Index [Member]	S&P Target Date 2015 Index (reflects no deduction for fees, expenses, or taxes)	12.16%	10.54%	5.39%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	33.55%	18.71%	8.66%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	22.78%	12.44%	1.73%
Principal LifeTime 2015 Blended Index [Member]	Principal LifeTime 2015 Blended Index (reflects no deduction for fees, expenses, or taxes)	13.99%	11.83%	5.73%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.
Effective March 1, 2014, the Account's primary benchmark will change from Barclays U.S. Aggregate Bond Index to the S&P Target Date 2015 Index because the S&P Target Date Indexes are more widely used and recognized in the industry. Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2013, the weightings for the Principal LifeTime 2015 Blended Index were 48.75% Barclays U.S. Aggregate Bond Index, 37.55% Russell 3000® Index, and 13.70% MSCI EAFE Index NDTR D. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Principal LifeTime 2020 Fund [Member]
PRINCIPAL LIFETIME 2020 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Principal LifeTime 2020 Fund [Member]
	Principal LifeTime 2020 Fund, Institutional Class [Member]	Principal LifeTime 2020 Fund, Class R-1 [Member]	Principal LifeTime 2020 Fund, Class R-2 [Member]	Principal LifeTime 2020 Fund, Class R-3 [Member]	Principal LifeTime 2020 Fund, Class R-4 [Member]	Principal LifeTime 2020 Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Net Expenses (as a percentage of Assets)	0.71%	1.58%	1.45%	1.27%	1.08%	0.96%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Principal LifeTime 2020 Fund [Member] (USD $)
	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime 2020 Fund, Institutional Class [Member]	73	227	395	883
Principal LifeTime 2020 Fund, Class R-1 [Member]	161	499	860	1,878
Principal LifeTime 2020 Fund, Class R-2 [Member]	148	459	792	1,735
Principal LifeTime 2020 Fund, Class R-3 [Member]	129	403	697	1,534
Principal LifeTime 2020 Fund, Class R-4 [Member]	110	343	595	1,317
Principal LifeTime 2020 Fund, Class R-5 [Member]	98	306	531	1,178

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 25.7% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. Alternative investments aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, timber and private equity. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities of large market capitalization companies, growth and value stocks, fixed-income securities (including high yield or “junk” bonds), domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate securities, derivatives, mortgage-backed and asset-backed securities, and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards.
Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	The Institutional Class shares were first sold on March 1, 2001.

•	The R-1 Class shares were first sold on November 1, 2004.

•
For periods prior to the date on which the R-1 Class began operations, its performance is based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class.

•	The adjustments result in performance (for the periods prior to the date the R-1 Class began operations) that is no higher than the historical performance of the Institutional Class shares

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	16.10%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-18.35%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Principal LifeTime 2020 Fund [Member]
	Label	1 Year	5 Years	10 Years
Principal LifeTime 2020 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	15.90%	13.99%	6.37%
Principal LifeTime 2020 Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	14.84%	13.18%	5.41%
Principal LifeTime 2020 Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	9.41%	11.00%	4.84%
Principal LifeTime 2020 Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	14.98%	13.01%	5.45%
Principal LifeTime 2020 Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	15.06%	13.14%	5.58%
Principal LifeTime 2020 Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	15.31%	13.34%	5.77%
Principal LifeTime 2020 Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	15.52%	13.56%	5.96%
Principal LifeTime 2020 Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	15.68%	13.72%	6.10%
Barclays Aggregate Bond Index [Member]	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(2.02%)	4.44%	4.55%
S&P Target Date 2020 Index [Member]	S&P Target Date 2020 Index (reflects no deduction for fees, expenses, or taxes)	14.76%	11.75%	6.26%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	33.55%	18.71%	7.88%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	22.78%	12.44%	6.91%
Principal LifeTime 2020 Blended Index [Member]	Principal LifeTime 2020 Blended Index (reflects no deduction for fees, expenses, or taxes)	17.78%	12.88%	6.35%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.
Effective March 1, 2014, the Account's primary benchmark will change from Russell 3000® Index to the S&P Target Date 2020 Index because the S&P Target Date Indexes are more widely used and recognized in the industry. Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2013, the weightings for the Principal LifeTime 2020 Blended Index were 45.95% Russell 3000® Index, 37.25% Barclays U.S. Aggregate Bond Index, and 16.80% MSCI EAFE Index NDTR D. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Principal LifeTime 2025 Fund [Member]
PRINCIPAL LIFETIME 2025 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Principal LifeTime 2025 Fund [Member]
	Principal LifeTime 2025 Fund, Institutional Class [Member]	Principal LifeTime 2025 Fund, Class R-1 [Member]	Principal LifeTime 2025 Fund, Class R-2 [Member]	Principal LifeTime 2025 Fund, Class R-3 [Member]	Principal LifeTime 2025 Fund, Class R-4 [Member]	Principal LifeTime 2025 Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%
Net Expenses (as a percentage of Assets)	0.73%	1.60%	1.47%	1.29%	1.10%	0.98%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Principal LifeTime 2025 Fund [Member] (USD $)
	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime 2025 Fund, Institutional Class [Member]	75	233	406	906
Principal LifeTime 2025 Fund, Class R-1 [Member]	163	505	871	1,900
Principal LifeTime 2025 Fund, Class R-2 [Member]	150	465	803	1,757
Principal LifeTime 2025 Fund, Class R-3 [Member]	131	409	708	1,556
Principal LifeTime 2025 Fund, Class R-4 [Member]	112	350	606	1,340
Principal LifeTime 2025 Fund, Class R-5 [Member]	100	312	542	1,201

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 22.2% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. Alternative investments aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, timber and private equity. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities of small, medium, and large market capitalization companies, growth and value stocks, fixed-income securities (including high yield or “junk” bonds), domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate securities, derivatives, and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards.
Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
The Life of Fund results are measured from the date the Fund's shares were first sold (February 29, 2008).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	15.65%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	-13.65%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Principal LifeTime 2025 Fund [Member]
	Label	1 Year	5 Years	Since Inception	Inception Date
Principal LifeTime 2025 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	17.50%	14.18%	5.50%	Feb. 29, 2008
Principal LifeTime 2025 Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	15.56%	13.13%	4.58%
Principal LifeTime 2025 Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	10.82%	11.20%	4.12%
Principal LifeTime 2025 Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	16.49%	13.22%	4.59%	Feb. 29, 2008
Principal LifeTime 2025 Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	16.63%	13.34%	4.72%	Feb. 29, 2008
Principal LifeTime 2025 Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	16.95%	13.55%	4.89%	Feb. 29, 2008
Principal LifeTime 2025 Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	17.15%	13.78%	5.11%	Feb. 29, 2008
Principal LifeTime 2025 Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	17.32%	13.92%	5.24%	Feb. 29, 2008
Barclays Aggregate Bond Index [Member]	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(2.02%)	4.44%	4.38%
S&P Target Date 2025 Index [Member]	S&P Target Date 2025 Index (reflects no deduction for fees, expenses, or taxes)	17.03%	12.77%	5.97%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	33.55%	18.71%	8.66%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	22.78%	12.44%	1.73%
Principal LifeTime 2025 Blended Index [Member]	Principal LifeTime 2025 Blended Index (reflects no deduction for fees, expenses, or taxes)	20.03%	13.58%	6.20%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.
Effective March 1, 2014, the Account's primary benchmark will change from Russell 3000® Index to the S&P Target Date 2025 Index because the S&P Target Date Indexes are more widely used and recognized in the industry. Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2013, the weightings for the Principal LifeTime 2025 Blended Index were 51.15% Russell 3000® Index, 30.30% Barclays U.S. Aggregate Bond Index, and 18.55% MSCI EAFE Index NDTR D. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Principal LifeTime 2030 Fund [Member]
PRINCIPAL LIFETIME 2030 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Principal LifeTime 2030 Fund [Member]
	Principal LifeTime 2030 Fund, Institutional Class [Member]	Principal LifeTime 2030 Fund, Class R-1 [Member]	Principal LifeTime 2030 Fund, Class R-2 [Member]	Principal LifeTime 2030 Fund, Class R-3, [Member]	Principal LifeTime 2030 Fund, Class R-4 [Member]	Principal LifeTime 2030 Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%
Net Expenses (as a percentage of Assets)	0.75%	1.62%	1.49%	1.31%	1.12%	1.00%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Principal LifeTime 2030 Fund [Member] (USD $)
	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime 2030 Fund, Institutional Class [Member]	77	240	417	930
Principal LifeTime 2030 Fund, Class R-1 [Member]	165	511	881	1,922
Principal LifeTime 2030 Fund, Class R-2 [Member]	152	471	813	1,779
Principal LifeTime 2030 Fund, Class R-3, [Member]	133	415	718	1,579
Principal LifeTime 2030 Fund, Class R-4 [Member]	114	356	617	1,363
Principal LifeTime 2030 Fund, Class R-5 [Member]	102	318	552	1,225

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 25.1% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. Alternative investments aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, timber and private equity. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities of small, medium, and large market capitalization companies, growth and value stocks, fixed-income securities (including high yield or “junk” bonds), domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate securities, derivatives, and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards.
Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	The Institutional Class shares were first sold on March 1, 2001.

•	The R-1 Class shares were first sold on November 1, 2004.

•
For periods prior to the date on which the R-1 Class began operations, its performance is based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class.

•	The adjustments result in performance (for the periods prior to the date the R-1 Class began operations) that is no higher than the historical performance of the Institutional Class shares.

•
During 2003, the R-4 Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawa

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	17.01%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-19.94%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Principal LifeTime 2030 Fund [Member]
	Label	1 Year	5 Years	10 Years
Principal LifeTime 2030 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	19.26%	14.95%	6.72%
Principal LifeTime 2030 Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	18.10%	14.21%	5.83%
Principal LifeTime 2030 Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	11.40%	11.86%	5.18%
Principal LifeTime 2030 Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	18.25%	13.95%	5.79%
Principal LifeTime 2030 Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	18.46%	14.11%	5.93%
Principal LifeTime 2030 Fund, Class R-3, [Member]	Class R-3 Return Before Taxes	18.59%	14.30%	6.11%
Principal LifeTime 2030 Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	18.82%	14.52%	6.31%
Principal LifeTime 2030 Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	18.99%	14.68%	6.45%
Barclays Aggregate Bond Index [Member]	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(2.02%)	4.44%	4.55%
S&P Target Date 2030 Index [Member]	S&P Target Date 2030 Index (reflects no deduction for fees, expenses, or taxes)	19.14%	13.60%	6.73%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	33.55%	18.71%	7.88%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	22.78%	12.44%	6.91%
Principal LifeTime 2030 Blended Index [Member]	Principal LifeTime 2030 Blended Index (reflects no deduction for fees, expenses, or taxes)	22.26%	14.29%	6.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.
Effective March 1, 2014, the Account's primary benchmark will change from Russell 3000® Index to the S&P Target Date 2030 Index because the S&P Target Date Indexes are more widely used and recognized in the industry.
Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2013, the weightings for the Principal LifeTime 2030 Blended Index were 55.80% Russell 3000® Index, 23.75% Barclays U.S. Aggregate Bond Index, and 20.45% MSCI EAFE Index NDTR D. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Principal LifeTime 2035 Fund [Member]
PRINCIPAL LIFETIME 2035 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Principal LifeTime 2035 Fund [Member]
	Principal LifeTime 2035 Fund, Institutional Class [Member]	Principal LifeTime 2035 Fund, Class R-1 [Member]	Principal LifeTime 2035 Fund, Class R-2 [Member]	Principal LifeTime 2035 Fund, Class R-3 [Member]	Principal LifeTime 2035 Fund, Class R-4 [Member]	Principal LifeTime 2035 Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%
Net Expenses (as a percentage of Assets)	0.76%	1.63%	1.50%	1.32%	1.13%	1.01%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Principal LifeTime 2035 Fund [Member] (USD $)
	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime 2035 Fund, Institutional Class [Member]	78	243	422	942
Principal LifeTime 2035 Fund, Class R-1 [Member]	166	514	887	1,933
Principal LifeTime 2035 Fund, Class R-2 [Member]	153	474	818	1,791
Principal LifeTime 2035 Fund, Class R-3 [Member]	134	418	723	1,590
Principal LifeTime 2035 Fund, Class R-4 [Member]	115	359	622	1,375
Principal LifeTime 2035 Fund, Class R-5 [Member]	103	322	558	1,236

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 22.2% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. Alternative investments aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, timber and private equity. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities of small, medium, and large market capitalization companies, growth and value stocks, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate securities, derivatives, and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options to manage equity exposure.
Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	16.61%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	-15.22%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Principal LifeTime 2035 Fund [Member]
	Label	1 Year	5 Years	Since Inception	Inception Date
Principal LifeTime 2035 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	20.97%	15.16%	5.81%	Feb. 29, 2008
Principal LifeTime 2035 Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	19.08%	14.22%	4.99%
Principal LifeTime 2035 Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	12.76%	12.07%	4.40%
Principal LifeTime 2035 Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	19.98%	14.14%	4.91%	Feb. 29, 2008
Principal LifeTime 2035 Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	20.14%	14.30%	5.03%	Feb. 29, 2008
Principal LifeTime 2035 Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	20.40%	14.52%	5.22%	Feb. 29, 2008
Principal LifeTime 2035 Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	20.60%	14.74%	5.43%	Feb. 29, 2008
Principal LifeTime 2035 Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	20.79%	14.88%	5.57%	Feb. 29, 2008
Barclays Aggregate Bond Index [Member]	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(2.02%)	4.44%	4.38%
S&P Target Date 2035 Index [Member]	S&P Target Date 2035 Index (reflects no deduction for fees, expenses, or taxes)	20.84%	14.27%	6.16%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	33.55%	18.71%	8.66%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	22.78%	12.44%	1.73%
Principal LifeTime 2035 Blended Index [Member]	Principal LifeTime 2035 Blended Index (reflects no deduction for fees, expenses, or taxes)	24.10%	14.82%	6.49%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.
Effective March 1, 2014, the Account's primary benchmark will change from Russell 3000® Index to the S&P Target Date 2035 Index because the S&P Target Date Indexes are more widely used and recognized in the industry.
Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2013, the weightings for the Principal LifeTime 2035 Blended Index were 59.25% Russell 3000® Index, 22.40% MSCI EAFE Index NDTR D, and 18.35% Barclays U.S. Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Principal LifeTime 2040 Fund [Member]
PRINCIPAL LIFETIME 2040 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Principal LifeTime 2040 Fund [Member]
	Principal LifeTime 2040 Fund, Institutional Class [Member]	Principal LifeTime 2040 Fund, Class R-1 [Member]	Principal LifeTime 2040 Fund, Class R-2 [Member]	Principal LifeTime 2040 Fund, Class R-3 [Member]	Principal LifeTime 2040 Fund, Class R-4 [Member]	Principal LifeTime 2040 Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Net Expenses (as a percentage of Assets)	0.78%	1.65%	1.52%	1.34%	1.15%	1.03%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Principal LifeTime 2040 Fund [Member] (USD $)
	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime 2040 Fund, Institutional Class [Member]	80	249	433	966
Principal LifeTime 2040 Fund, Class R-1 [Member]	168	520	897	1,955
Principal LifeTime 2040 Fund, Class R-2 [Member]	155	480	829	1,813
Principal LifeTime 2040 Fund, Class R-3 [Member]	136	425	734	1,613
Principal LifeTime 2040 Fund, Class R-4 [Member]	117	365	633	1,398
Principal LifeTime 2040 Fund, Class R-5 [Member]	105	328	569	1,259

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 30.1% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. Alternative investments aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, timber and private equity. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities of small, medium, and large market capitalization companies, growth and value stocks, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options to manage equity exposure.
Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	The Institutional Class shares were first sold on March 1, 2001.

•	The R-1 Class shares were first sold on November 1, 2004.

•
For periods prior to the date on which the R-1 Class began operations, its performance is based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class.

•	The adjustments result in performance (for the periods prior to the date the R-1 Class began operations) that is no higher than the historical performance of the Institutional Class share

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	17.41%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-21.32%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Principal LifeTime 2040 Fund [Member]
	Label	1 Year	5 Years	10 Years
Principal LifeTime 2040 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	22.36%	15.65%	6.89%
Principal LifeTime 2040 Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	20.92%	14.95%	6.07%
Principal LifeTime 2040 Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	13.44%	12.50%	5.38%
Principal LifeTime 2040 Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	21.22%	14.64%	5.95%
Principal LifeTime 2040 Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	21.41%	14.78%	6.09%
Principal LifeTime 2040 Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	21.56%	14.99%	6.29%
Principal LifeTime 2040 Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	21.79%	15.20%	6.48%
Principal LifeTime 2040 Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	21.99%	15.34%	6.61%
Barclays Aggregate Bond Index [Member]	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(2.02%)	4.44%	4.55%
S&P Target Date 2040 Index [Member]	S&P Target Date 2040 Index (reflects no deduction for fees, expenses, or taxes)	22.10%	14.77%	6.96%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	33.55%	18.71%	7.88%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	22.78%	12.44%	6.91%
Principal LifeTime 2040 Blended Index [Member]	Principal LifeTime 2040 Blended Index (reflects no deduction for fees, expenses, or taxes)	25.86%	15.33%	6.96%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.
Effective March 1, 2014, the Account's primary benchmark will change from Russell 3000® Index to the S&P Target Date 2040 Index because the S&P Target Date Indexes are more widely used and recognized in the industry.
Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2013, the weightings for the Principal LifeTime 2040 Blended Index were 62.45% Russell 3000® Index, 24.35% MSCI EAFE Index NDTR D, and 13.20% Barclays U.S. Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Principal LifeTime 2045 Fund [Member]
PRINCIPAL LIFETIME 2045 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Principal LifeTime 2045 Fund [Member]
	Principal LifeTime 2045 Fund, Institutional Class [Member]	Principal LifeTime 2045 Fund, Class R-1 [Member]	Principal LifeTime 2045 Fund, Class R-2 [Member]	Principal LifeTime 2045 Fund, Class R-3 [Member]	Principal LifeTime 2045 Fund, Class R-4 [Member]	Principal LifeTime 2045 Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.02%	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Net Expenses (as a percentage of Assets)	0.79%	1.66%	1.53%	1.35%	1.16%	1.04%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Principal LifeTime 2045 Fund [Member] (USD $)
	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime 2045 Fund, Institutional Class [Member]	81	252	439	978
Principal LifeTime 2045 Fund, Class R-1 [Member]	169	523	902	1,965
Principal LifeTime 2045 Fund, Class R-2 [Member]	156	483	834	1,824
Principal LifeTime 2045 Fund, Class R-3 [Member]	137	428	739	1,624
Principal LifeTime 2045 Fund, Class R-4 [Member]	118	368	638	1,409
Principal LifeTime 2045 Fund, Class R-5 [Member]	106	331	574	1,271

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 23.3% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. Alternative investments aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, timber and private equity. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities of small, medium, and large market capitalization companies, growth and value stocks, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options to manage equity exposure.
Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	17.31%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	-16.15%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Principal LifeTime 2045 Fund [Member]
	Label	1 Year	5 Years	Since Inception	Inception Date
Principal LifeTime 2045 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	23.04%	15.72%	5.96%	Feb. 29, 2008
Principal LifeTime 2045 Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	21.23%	14.77%	5.15%
Principal LifeTime 2045 Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	13.90%	12.49%	4.49%
Principal LifeTime 2045 Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	21.93%	14.75%	4.99%	Feb. 29, 2008
Principal LifeTime 2045 Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	22.13%	14.88%	5.14%	Feb. 29, 2008
Principal LifeTime 2045 Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	22.29%	15.10%	5.30%	Feb. 29, 2008
Principal LifeTime 2045 Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	22.59%	15.30%	5.52%	Feb. 29, 2008
Principal LifeTime 2045 Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	22.74%	15.47%	5.65%	Feb. 29, 2008
Barclays Aggregate Bond Index [Member]	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(2.02%)	4.44%	4.38%
S&P Target Date 2045 Index [Member]	S&P Target Date 2045 Index (reflects no deduction for fees, expenses, or taxes)	23.14%	15.09%	6.20%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	33.55%	18.71%	8.66%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	22.78%	12.44%	1.73%
Principal LifeTime 2045 Blended Index [Member]	Principal LifeTime 2045 Blended Index (reflects no deduction for fees, expenses, or taxes)	26.93%	15.63%	6.65%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.
Effective March 1, 2014, the Account's primary benchmark will change from Russell 3000® Index to the S&P Target Date 2045 Index because the S&P Target Date Indexes are more widely used and recognized in the industry. Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2013, the weightings for the Principal LifeTime 2045 Blended Index were 64.15% Russell 3000® Index, 25.95% MSCI EAFE Index NDTR D, and 9.90% Barclays U.S. Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Principal LifeTime 2050 Fund [Member]
PRINCIPAL LIFETIME 2050 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Principal LifeTime 2050 Fund [Member]
	Principal LifeTime 2050 Fund, Institutional Class [Member]	Principal LifeTime 2050 Fund, Class R-1 [Member]	Principal LifeTime 2050 Fund, Class R-2 [Member]	Principal LifeTime 2050 Fund, Class R-3 [Member]	Principal LifeTime 2050 Fund, Class R-4 [Member]	Principal LifeTime 2050 Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Net Expenses (as a percentage of Assets)	0.78%	1.65%	1.52%	1.34%	1.15%	1.03%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Principal LifeTime 2050 Fund [Member] (USD $)
	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime 2050 Fund, Institutional Class [Member]	80	249	433	966
Principal LifeTime 2050 Fund, Class R-1 [Member]	168	520	897	1,955
Principal LifeTime 2050 Fund, Class R-2 [Member]	155	480	829	1,813
Principal LifeTime 2050 Fund, Class R-3 [Member]	136	425	734	1,613
Principal LifeTime 2050 Fund, Class R-4 [Member]	117	365	633	1,398
Principal LifeTime 2050 Fund, Class R-5 [Member]	105	328	569	1,259

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 29.5% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. Alternative investments aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, timber and private equity. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities of small, medium, and large market capitalization companies, growth and value stocks, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options to manage equity exposure.
Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	The Institutional Class shares were first sold on March 1, 2001.

•	The R-1 Class shares were first sold on November 1, 2004.

•
For periods prior to the date on which the R-1 Class began operations, its performance is based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class.

•	The adjustments result in performance (for the periods prior to the date the R-1 Class began operations) that is no higher than the historical performance of the Institutional Class share

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	17.82%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-21.98%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Principal LifeTime 2050 Fund [Member]
	Label	1 Year	5 Years	10 Years
Principal LifeTime 2050 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	23.81%	16.00%	7.04%
Principal LifeTime 2050 Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	22.26%	15.32%	6.24%
Principal LifeTime 2050 Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	14.37%	12.82%	5.53%
Principal LifeTime 2050 Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	22.78%	15.00%	6.11%
Principal LifeTime 2050 Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	22.92%	15.17%	6.24%
Principal LifeTime 2050 Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	23.08%	15.35%	6.43%
Principal LifeTime 2050 Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	23.39%	15.58%	6.63%
Principal LifeTime 2050 Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	23.53%	15.74%	6.76%
Barclays Aggregate Bond Index [Member]	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(2.02%)	4.44%	4.55%
S&P Target Date 2050 Index [Member]	S&P Target Date 2050 Index (reflects no deduction for fees, expenses, or taxes)	24.13%	15.27%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	33.55%	18.71%	7.88%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	22.78%	12.44%	6.91%
Principal LifeTime 2050 Blended Index [Member]	Principal LifeTime 2050 Blended Index (reflects no deduction for fees, expenses, or taxes)	27.90%	15.89%	7.22%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.
Effective March 1, 2014, the Account's primary benchmark will change from Russell 3000® Index to the S&P Target Date 2050 Index because the S&P Target Date Indexes are more widely used and recognized in the industry.
Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2013, the weightings for the Principal LifeTime 2050 Blended Index were 65.85% Russell 3000® Index, 27.10% MSCI EAFE Index NDTR D, and 7.05% Barclays U.S. Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Principal LifeTime 2055 Fund [Member]
PRINCIPAL LIFETIME 2055 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Principal LifeTime 2055 Fund [Member]
		Principal LifeTime 2055 Fund, Institutional Class [Member]	Principal LifeTime 2055 Fund, Class R-1 [Member]	Principal LifeTime 2055 Fund, Class R-2 [Member]	Principal LifeTime 2055 Fund, Class R-3 [Member]	Principal LifeTime 2055 Fund, Class R-4 [Member]	Principal LifeTime 2055 Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.06%	0.55%	0.47%	0.34%	0.30%	0.28%
Acquired Fund Fees and Expenses		0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Expenses (as a percentage of Assets)		0.84%	1.68%	1.55%	1.37%	1.18%	1.06%
Fee Waiver or Reimbursement	[1]	none	none	none	none	none	none
Net Expenses (as a percentage of Assets)		0.84%	1.68%	1.55%	1.37%	1.18%	1.06%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.13% for Institutional Class, 0.96% for Class R-1, 0.83% for Class R-2, 0.65% for Class R-3, 0.46% for Class R-4, and 0.34% for Class R-5 shares. It is expected that the expense limit will continue through the period ending February 28, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Principal LifeTime 2055 Fund [Member] (USD $)
	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime 2055 Fund, Institutional Class [Member]	86	268	466	1,037
Principal LifeTime 2055 Fund, Class R-1 [Member]	171	530	913	1,987
Principal LifeTime 2055 Fund, Class R-2 [Member]	158	490	845	1,845
Principal LifeTime 2055 Fund, Class R-3 [Member]	139	434	750	1,646
Principal LifeTime 2055 Fund, Class R-4 [Member]	120	375	649	1,432
Principal LifeTime 2055 Fund, Class R-5 [Member]	108	337	585	1,294

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 29.1% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. Alternative investments aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, timber and private equity. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities of small, medium, and large market capitalization companies, growth and value stocks, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options to manage equity exposure.
Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
The Life of Fund results are measured from the date the Fund's shares were first sold (February 29, 2008).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	17.40%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	-17.02%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Principal LifeTime 2055 Fund [Member]
	Label	1 Year	5 Years	Since Inception	Inception Date
Principal LifeTime 2055 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	23.79%	15.86%	5.90%	Feb. 29, 2008
Principal LifeTime 2055 Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	22.12%	15.06%	5.21%
Principal LifeTime 2055 Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	14.20%	12.68%	4.50%
Principal LifeTime 2055 Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	22.88%	14.85%	4.98%	Feb. 29, 2008
Principal LifeTime 2055 Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	23.01%	14.99%	5.11%	Feb. 29, 2008
Principal LifeTime 2055 Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	23.14%	15.20%	5.31%	Feb. 29, 2008
Principal LifeTime 2055 Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	23.29%	15.42%	5.50%	Feb. 29, 2008
Principal LifeTime 2055 Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	23.61%	15.55%	5.63%	Feb. 29, 2008
Barclays Aggregate Bond Index [Member]	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(2.02%)	4.44%	4.38%
S&P Target Date 2055 Index [Member]	S&P Target Date 2055+ Index (reflects no deduction for fees, expenses, or taxes)	24.96%	15.49%	6.51%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	33.55%	18.71%	8.66%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	22.78%	12.44%	1.73%
Principal LifeTime 2055 Blended Index [Member]	Principal LifeTime 2055 Blended Index (reflects no deduction for fees, expenses, or taxes)	28.03%	15.87%	6.71%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.
Effective March 1, 2014, the Account's primary benchmark will change from Russell 3000® Index to the S&P Target Date 2055 Index because the S&P Target Date Indexes are more widely used and recognized in the industry.
Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2013, the weightings for the Principal LifeTime 2055 Blended Index were 66.10% Russell 3000® Index, 27.40% MSCI EAFE Index NDTR D, and 6.50% Barclays U.S. Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Principal LifeTime 2060 Fund [Member]
PRINCIPAL LIFETIME 2060 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Principal LifeTime 2060 Fund [Member]
		Principal LifeTime 2060 Fund, Institutional Class	Principal LifeTime 2060 Fund, Class R-1	Principal LifeTime 2060 Fund, Class R-2	Principal LifeTime 2060 Fund, Class R-3	Principal LifeTime 2060 Fund, Class R-4	Principal LifeTime 2060 Fund, Class R-5
Management Fees (as a percentage of Assets)		0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		293.25%	7.76%	7.68%	7.55%	7.51%	7.49%
Acquired Fund Fees and Expenses		0.79%	0.79%	0.79%	0.79%	0.79%	0.79%
Expenses (as a percentage of Assets)		294.07%	8.93%	8.80%	8.62%	8.43%	8.31%
Fee Waiver or Reimbursement	[1]	(293.15%)	(7.18%)	(7.18%)	(7.18%)	(7.18%)	(7.18%)
Net Expenses (as a percentage of Assets)		0.92%	1.75%	1.62%	1.44%	1.25%	1.13%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.13% for Institutional Class, 0.96% for Class R-1, 0.83% for Class R-2, 0.65% for Class R-3, 0.46% for Class R-4, and 0.34% for Class R-5 shares. It is expected that the expense limit will continue through the period ending February 28, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Principal LifeTime 2060 Fund [Member] (USD $)
		Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense (Reimbursement) Example, With Redemption, 10 Years
Principal LifeTime 2060 Fund, Institutional Class	[1]	94	14,055	46,579		(1,089,561)
Principal LifeTime 2060 Fund, Class R-1		178	1,848	3,503	7,105
Principal LifeTime 2060 Fund, Class R-2		165	1,813	3,453	7,038
Principal LifeTime 2060 Fund, Class R-3		147	1,765	3,383	6,943
Principal LifeTime 2060 Fund, Class R-4		127	1,713	3,308	6,840
Principal LifeTime 2060 Fund, Class R-5		115	1,680	3,260	6,774
[1]	As of October 31, 2013, the Institutional Class shares of Principal LifeTime 2060 Fund had approximately $13,000 in net assets; therefore, the example calculation renders unusual cost examples for years other than those during which expense reimbursement is in place.

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 42.5% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. Alternative investments aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, timber and private equity. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities of small, medium, and large market capitalization companies, growth and value stocks, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options to manage equity exposure.
Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
No performance information is shown because the Fund has not yet had a calendar year of performance. The Fund’s performance is benchmarked against the Russell 3000® Index. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Strategic Asset Management Flexible Income Portfolio [Member]
STRATEGIC ASSET MANAGEMENT (“SAM”) FLEXIBLE INCOME PORTFOLIO
Objective:
The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Strategic Asset Management Flexible Income Portfolio [Member]
	SAM Flexible Income Fund, Institutional Class [Member]	SAM Flexible Income Fund, Class R-1 [Member]	SAM Flexible Income Fund, Class R-2 [Member]	SAM Flexible Income Fund, Class R-3 [Member]	SAM Flexible Income Fund, Class R-4 [Member]	SAM Flexible Income Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.02%	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.58%	0.58%	0.58%	0.58%	0.58%	0.58%
Net Expenses (as a percentage of Assets)	0.92%	1.78%	1.65%	1.47%	1.28%	1.16%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Strategic Asset Management Flexible Income Portfolio [Member] (USD $)
	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SAM Flexible Income Fund, Institutional Class [Member]	94	293	509	1,131
SAM Flexible Income Fund, Class R-1 [Member]	181	560	964	2,095
SAM Flexible Income Fund, Class R-2 [Member]	168	520	897	1,955
SAM Flexible Income Fund, Class R-3 [Member]	150	465	803	1,757
SAM Flexible Income Fund, Class R-4 [Member]	130	406	702	1,545
SAM Flexible Income Fund, Class R-5 [Member]	118	368	638	1,409

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 10.5% of the average value of its portfolio.

Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.
The Portfolio:

•
Generally invests between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as high yield securities (or “junk” bonds), real estate securities, mortgage-backed securities, government and government-sponsored securities, and corporate bonds)

•	Generally invests between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund (equity funds that generally invest in domestic and foreign equity securities) and

•
Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, timber and private equity)

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.
The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007.

•	Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes.

•	The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares.

•	The predecessor fund commenced operations on July 25, 1996.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	10.86%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-6.88%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Strategic Asset Management Flexible Income Portfolio [Member]
	Label	1 Year	5 Years	10 Years
SAM Flexible Income Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	7.43%	10.42%	5.67%
SAM Flexible Income Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	5.80%	8.97%	4.22%
SAM Flexible Income Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	4.63%	7.78%	3.99%
SAM Flexible Income Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	6.53%	9.47%	4.98%
SAM Flexible Income Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	6.66%	9.63%	5.12%
SAM Flexible Income Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	6.86%	9.83%	5.26%
SAM Flexible Income Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	7.06%	10.03%	5.41%
SAM Flexible Income Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	7.19%	10.17%	5.48%
Barclays Aggregate Bond Index [Member]	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(2.02%)	4.44%	4.55%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	33.55%	18.71%	7.88%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	22.78%	12.44%	6.91%
SAM Flexible Income Blended Index [Member]	SAM Flexible Income Blended Index (reflects no deduction for fees, expenses, or taxes)	5.56%	7.86%	5.59%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.
Performance of a blended index shows how the Portfolio’s performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. The weightings for SAM Flexible Income Blended Index are 75% Barclays U.S. Aggregate Bond Index, 20% Russell 3000® Index and 5% MSCI EAFE Index NDTR D. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Strategic Asset Management Conservative Balanced Portfolio [Member]
STRATEGIC ASSET MANAGEMENT (“SAM”) CONSERVATIVE BALANCED PORTFOLIO
Objective:
The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Strategic Asset Management Conservative Balanced Portfolio [Member]
	SAM Conservative Balanced Fund, Institutional Class [Member]	SAM Conservative Balanced Fund, Class R-1 [Member]	SAM Conservative Balanced Fund, Class R-2 [Member]	SAM Conservative Balanced Fund, Class R-3 [Member]	SAM Conservative Balanced Fund, Class R-4 [Member]	SAM Conservative Balanced Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.02%	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Net Expenses (as a percentage of Assets)	0.97%	1.83%	1.70%	1.52%	1.33%	1.21%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Strategic Asset Management Conservative Balanced Portfolio [Member] (USD $)
	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SAM Conservative Balanced Fund, Institutional Class [Member]	99	309	536	1,190
SAM Conservative Balanced Fund, Class R-1 [Member]	186	576	990	2,148
SAM Conservative Balanced Fund, Class R-2 [Member]	173	536	923	2,009
SAM Conservative Balanced Fund, Class R-3 [Member]	155	480	829	1,813
SAM Conservative Balanced Fund, Class R-4 [Member]	135	421	729	1,601
SAM Conservative Balanced Fund, Class R-5 [Member]	123	384	665	1,466

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 13.1% of the average value of its portfolio.

Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.
The Portfolio:

•
Generally invests between 40% and 80% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as high yield securities (or “junk” bonds), real estate securities, mortgage-backed securities, government and government-sponsored securities, and corporate bonds)

•	Generally invests between 20% and 60% of its assets in equity funds, and less than 30% in any one equity fund (equity funds that generally invest in domestic and foreign equity securities) and

•
Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, timber and private equity)

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.
The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007.

•	Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes.

•	The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares.

•	The predecessor fund commenced operations on July 25, 1996.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	11.59%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-9.92%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Strategic Asset Management Conservative Balanced Portfolio [Member]
	Label	1 Year	5 Years	10 Years
SAM Conservative Balanced Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	11.23%	11.50%	6.18%
SAM Conservative Balanced Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	9.73%	10.30%	4.94%
SAM Conservative Balanced Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	6.90%	8.79%	4.57%
SAM Conservative Balanced Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	10.32%	10.56%	5.50%
SAM Conservative Balanced Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	10.44%	10.72%	5.64%
SAM Conservative Balanced Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	10.64%	10.89%	5.79%
SAM Conservative Balanced Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	10.84%	11.12%	5.92%
SAM Conservative Balanced Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	10.97%	11.25%	6.01%
Barclays Aggregate Bond Index [Member]	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(2.02%)	4.44%	4.55%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	33.55%	18.71%	7.88%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	22.78%	12.44%	6.91%
SAM Conservative Balanced Blended Index	SAM Conservative Balanced Blended Index (reflects no deduction for fees, expenses, or taxes)	10.17%	9.76%	6.12%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.
Performance of a blended index shows how the Portfolio’s performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. The weightings for SAM Conservative Balanced Blended Index are 60% Barclays U.S. Aggregate Bond Index, 30% Russell 3000® Index and 10% MSCI EAFE Index NDTR D. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Strategic Asset Management Balanced Portfolio [Member]
STRATEGIC ASSET MANAGEMENT (“SAM”) BALANCED PORTFOLIO
Objective:
The Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Strategic Asset Management Balanced Portfolio [Member]
	SAM Balanced Fund, Institutional Class [Member]	SAM Balanced Fund, Class R-1 [Member]	SAM Balanced Fund, Class R-2 [Member]	SAM Balanced Fund, Class R-3 [Member]	SAM Balanced Fund, Class R-4 [Member]	SAM Balanced Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Net Expenses (as a percentage of Assets)	1.01%	1.88%	1.75%	1.57%	1.38%	1.26%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Strategic Asset Management Balanced Portfolio [Member] (USD $)
	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SAM Balanced Fund, Institutional Class [Member]	103	322	558	1,236
SAM Balanced Fund, Class R-1 [Member]	191	591	1,016	2,201
SAM Balanced Fund, Class R-2 [Member]	178	551	949	2,062
SAM Balanced Fund, Class R-3 [Member]	160	496	855	1,867
SAM Balanced Fund, Class R-4 [Member]	140	437	755	1,657
SAM Balanced Fund, Class R-5 [Member]	128	400	692	1,523

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 16.9% of the average value of its portfolio.

Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.
The Portfolio:

•
Generally invests between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as real estate securities, mortgage-backed securities, government and government-sponsored securities, and corporate bonds)

•	Generally invests between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund (equity funds that generally invest in domestic and foreign equity securities) and

•
Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, timber and private equity)

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.
The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007.

•	Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes.

•	The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares.

•	The predecessor fund commenced operations on July 25, 1996.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	13.57%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-14.44%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Strategic Asset Management Balanced Portfolio [Member]
	Label	1 Year	5 Years	10 Years
SAM Balanced Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	17.57%	13.57%	6.74%
SAM Balanced Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	16.33%	12.73%	5.76%
SAM Balanced Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	10.54%	10.68%	5.23%
SAM Balanced Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	16.49%	12.58%	6.03%
SAM Balanced Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	16.63%	12.71%	6.16%
SAM Balanced Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	16.82%	12.93%	6.33%
SAM Balanced Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	17.01%	13.12%	6.47%
SAM Balanced Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	17.22%	13.27%	6.55%
Barclays Aggregate Bond Index [Member]	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(2.02%)	4.44%	4.55%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	33.55%	18.71%	7.88%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	22.78%	12.44%	6.91%
SAM Balanced Blended Index [Member]	SAM Balanced Blended Index (reflects no deduction for fees, expenses, or taxes)	16.73%	12.32%	6.76%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.
Performance of a blended index shows how the Portfolio’s performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. The weightings for SAM Balanced Blended Index are 45% Russell 3000® Index, 40% Barclays U.S. Aggregate Bond Index and 15% MSCI EAFE Index NDTR D. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Strategic Asset Management Conservative Growth Portfolio [Member]
STRATEGIC ASSET MANAGEMENT (“SAM”) CONSERVATIVE GROWTH PORTFOLIO
Objective:
The Portfolio seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Strategic Asset Management Conservative Growth Portfolio [Member]
	SAM Conservative Growth Fund, Institutional Class [Member]	SAM Conservative Growth Fund, Class R-1 [Member]	SAM Conservative Growth Fund, Class R-2 [Member]	SAM Conservative Growth Fund, Class R-3 [Member]	SAM Conservative Growth Fund, Class R-4 [Member]	SAM Conservative Growth Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%
Net Expenses (as a percentage of Assets)	1.05%	1.92%	1.79%	1.61%	1.42%	1.30%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Strategic Asset Management Conservative Growth Portfolio [Member] (USD $)
	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SAM Conservative Growth Fund, Institutional Class [Member]	107	334	579	1,283
SAM Conservative Growth Fund, Class R-1 [Member]	195	603	1,037	2,243
SAM Conservative Growth Fund, Class R-2 [Member]	182	563	970	2,105
SAM Conservative Growth Fund, Class R-3 [Member]	164	508	876	1,911
SAM Conservative Growth Fund, Class R-4 [Member]	145	449	776	1,702
SAM Conservative Growth Fund, Class R-5 [Member]	132	412	713	1,568

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 20.2% of the average value of its portfolio.

Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.
The Portfolio:

•
Generally invests between 0% and 40% of its assets in fixed-income funds, and less than 30% in any one fixed-income fund (fixed-income funds that generally invest in fixed-income instruments such as government and government-sponsored securities and corporate bonds)

•	Generally invests between 60% and 100% of its assets in equity funds, and less than 40% in any one equity fund (equity funds that generally invest in domestic and foreign equity securities) and

•
Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, timber and private equity)

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Agency or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.
The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007.

•	Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes.

•	The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares.

•	The predecessor fund commenced operations on July 25, 1996.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	14.70%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-19.12%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Strategic Asset Management Conservative Growth Portfolio [Member]
	Label	1 Year	5 Years	10 Years
SAM Conservative Growth Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	23.16%	15.07%	6.88%
SAM Conservative Growth Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	22.39%	14.58%	6.22%
SAM Conservative Growth Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	13.65%	12.11%	5.55%
SAM Conservative Growth Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	22.06%	14.07%	6.17%
SAM Conservative Growth Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	22.25%	14.22%	6.31%
SAM Conservative Growth Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	22.43%	14.41%	6.47%
SAM Conservative Growth Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	22.61%	14.65%	6.61%
SAM Conservative Growth Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	22.79%	14.78%	6.70%
Barclays Aggregate Bond Index [Member]	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(2.02%)	4.44%	4.55%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	33.55%	18.71%	7.88%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	22.78%	12.44%	6.91%
SAM Conservative Growth Blended Index	SAM Conservative Growth Blended Index (reflects no deduction for fees, expenses, or taxes)	23.63%	14.80%	7.29%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.
Performance of a blended index shows how the Portfolio’s performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. The weightings for SAM Conservative Growth Blended Index are 60% Russell 3000® Index, 20% Barclays U.S. Aggregate Bond Index, and 20% MSCI EAFE Index NDTR D. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Strategic Asset Management Strategic Growth Portfolio [Member]
STRATEGIC ASSET MANAGEMENT (“SAM”) STRATEGIC GROWTH PORTFOLIO
Objective:
The Portfolio seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Strategic Asset Management Strategic Growth Portfolio [Member]
	SAM Strategic Growth Fund, Institutional Class [Member]	SAM Strategic Growth Fund, Class R-1 [Member]	SAM Strategic Growth Fund, Class R-2 [Member]	SAM Strategic Growth Fund, Class R-3 [Member]	SAM Strategic Growth Fund, Class R-4 [Member]	SAM Strategic Growth Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Net Expenses (as a percentage of Assets)	1.03%	1.90%	1.77%	1.59%	1.40%	1.28%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Strategic Asset Management Strategic Growth Portfolio [Member] (USD $)
	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SAM Strategic Growth Fund, Institutional Class [Member]	105	328	569	1,259
SAM Strategic Growth Fund, Class R-1 [Member]	193	597	1,026	2,222
SAM Strategic Growth Fund, Class R-2 [Member]	180	557	959	2,084
SAM Strategic Growth Fund, Class R-3 [Member]	162	502	866	1,889
SAM Strategic Growth Fund, Class R-4 [Member]	143	443	766	1,680
SAM Strategic Growth Fund, Class R-5 [Member]	130	406	702	1,545

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 26.5% of the average value of its portfolio.

Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.
The Portfolio:

•	Generally invests between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund (equity funds that generally invest in domestic and foreign equity securities) and

•
Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, timber and private equity)

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.
The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007.

•	Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes.

•	The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares.

•	The predecessor fund commenced operations on July 25, 1996.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	15.78%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-22.21%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Strategic Asset Management Strategic Growth Portfolio [Member]
	Label	1 Year	5 Years	10 Years
SAM Strategic Growth Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	27.41%	16.28%	7.03%
SAM Strategic Growth Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	26.77%	15.97%	6.52%
SAM Strategic Growth Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	16.04%	13.21%	5.72%
SAM Strategic Growth Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	26.28%	15.27%	6.34%
SAM Strategic Growth Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	26.44%	15.43%	6.48%
SAM Strategic Growth Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	26.77%	15.65%	6.62%
SAM Strategic Growth Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	26.96%	15.87%	6.75%
SAM Strategic Growth Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	27.06%	15.99%	6.84%
Barclays Aggregate Bond Index [Member]	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(2.02%)	4.44%	4.55%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	33.55%	18.71%	7.88%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	22.78%	12.44%	6.91%
SAM Strategic Growth Blended Index	SAM Strategic Growth Blended Index (reflects no deduction for fees, expenses, or taxes)	28.89%	16.53%	7.60%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.
Performance of a blended index shows how the Portfolio’s performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. The weightings for SAM Strategic Growth Blended Index are 70% Russell 3000® Index, 25% MSCI EAFE Index NDTR D and 5% Barclays U.S. Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Global Diversified Income Fund [Member]
GLOBAL DIVERSIFIED INCOME FUND
Objective:
The Fund seeks consistent cash income through a diversified, yield-focused investment strategy.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes	PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Global Diversified Income Fund [Member] Global Diversified Income Fund, Institutional Class [Member]
Management Fees (as a percentage of Assets)	0.72%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.06%
Net Expenses (as a percentage of Assets)	0.83%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Global Diversified Income Fund [Member] Global Diversified Income Fund, Institutional Class [Member]	85	265	460	1,025

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79.0% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally invests a majority of its assets in fixed income securities, such as high yield bonds (also known as "junk" bonds), preferred securities, commercial mortgage-backed securities, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. In addition, the Fund invests in equity securities to provide incremental dividend yields and diversify fixed-income related risks in the Fund. The Fund generally invests a portion of its assets in equity securities of global companies principally engaged in the real estate industry, equity securities of global infrastructure companies, value equities of global companies, and master limited partnerships (“MLPs”) and other entities in the energy infrastructure sector. As described below, the Fund will use some derivative strategies. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.
In managing the Fund, Principal Management Corporation ("Principal"), the Fund’s investment advisor, determines the Fund's strategic asset allocation among the following general investment categories, which are executed by multiple sub-advisors: high yield, preferred securities, emerging market debt, global real estate, commercial mortgage-backed securities, MLPs, global value equity, and publicly-traded infrastructure. The Fund may add additional investment categories. The Fund seeks to provide yield by having each sub-advisor focus on those securities offering the best potential for yield, taking risk into consideration, within their respective investment categories.
The Fund also writes (or sells) call options by using equity index/exchange traded fund (“ETF”) call options on the indices represented by certain asset categories of the Fund, including global real estate, global value equity, MLPs, and publicly-traded infrastructure. Call option overwriting is an investment strategy that is used to generate income through receipt of the call option premium and reduce portfolio volatility.
A portion of the Fund's assets is invested in high yield and other income-producing securities including bank loans and corporate bonds. These include foreign securities issued in both USD and non-USD. "High yield" securities are below investment grade bonds (sometimes called "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative with respect to the issuer's ability to pay interest and to repay principal.
A portion of the Fund's assets is invested primarily in preferred securities of U.S. and non-U.S. companies primarily rated BBB- or higher by S&P or Baa3 or higher by Moody's or, if unrated, of comparable quality in the opinion of the Sub-Advisor. This portion of the Fund focuses primarily on the financial services, real estate investment trust "(REIT"), and utility industries.
A portion of the Fund's assets is invested in a diversified portfolio of fixed income securities issued primarily by governments, their agencies, local authorities and instrumentalities, and corporate entities domiciled in or exercising the predominant part of their economic activities in emerging markets. This portion of the Fund also invests in interest rate swaps or Treasury futures to manage fixed income exposure; credit default swaps to increase or decrease in an efficient manner exposures to certain sectors or individual issuers; and total return swaps to increase or decrease in an efficient manner exposures to certain sectors. Here, "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and MSCI Emerging Markets Index) and any country included in any J.P. Morgan Emerging Market Bond Index. These countries generally include every nation in the world except the U.S., Canada, Japan, Australia, and New Zealand, and most nations located in Western Europe.
A portion of the Fund's assets is invested in equity securities of global real estate companies. A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs"), REIT-like entities, and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as building supply manufacturers, mortgage lenders, and mortgage servicing companies.
A portion of the Fund’s assets is invested in commercial mortgage-backed securities, which are bonds that are secured by first mortgages on commercial real estate.
A portion of the Fund's assets is invested in MLPs and companies that are organized as corporations, limited liability companies or limited partnerships in the energy infrastructure sector. Energy infrastructure companies are engaged in the transportation, storage, processing, refining, marketing, exploration, production, or mining of any mineral or natural resource. This portion of the Fund invests primarily in the mid-stream energy infrastructure market, which is comprised mostly of the following: crude oil and refined products pipeline, storage, and terminal assets; natural gas gathering and transportation pipelines, processing, and storage facilities; propane distributors; energy commodity marine transportation (including liquefied natural gas transportation and processing); and other energy infrastructure assets. Most pipelines do not own the energy products they transport and, as a result, are not directly exposed to commodity price risk.
A portion of the Fund's assets is invested in a diversified portfolio of value equity securities of companies located or operating in the U.S. and foreign countries, including emerging markets. Investing in value equity securities, is an investment strategy that emphasizes buying equity securities that appear to be undervalued.
A portion of the Fund's assets is invested in publicly-listed infrastructure companies (domestic and foreign public utility, energy, and transportation companies). Publicly-listed infrastructure equity securities trade on an exchange and include companies involved to a significant extent in providing products, services or equipment for: transportation (including toll roads, airports, railways, and ports); the generation, transmission or distribution of electricity, gas or water (utilities); or telecommunications activities as well as in companies involved in the discovery, development, production, generation, transmission, refinement, measurement, trading, marketing or distribution of energy.
During the fiscal year ended October 31, 2013, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

1.54% in securities rated Aaa	25.62% in securities rated Baa	10.41% in securities rated Caa	0.00% in securities rated D
1.60% in securities rated Aa	15.75% in securities rated Ba	0.12% in securities rated Ca	5.26% in securities not rated
5.22% in securities rated A	34.48% in securities rated B	0.00% in securities rated C

Principal Risks
The Fund may be an appropriate investment for investors seeking high cash returns, who are willing to accept the risk associated with investing in equities and below-investment-grade fixed income securities.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Index/Exchange-traded Fund (“ETF”) Call Option Risk. As the writer of an equity index/exchange-traded fund (“ETF”) call option, a fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the index on which the call option has been written above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying index decline (net of premiums received). In addition, a fund bears the risk that the index/ETF on which the call option has been written behaves differently than the underlying stocks in the portfolio which would limit the ability of the call option overwriting strategy to reduce portfolio volatility.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Master Limited Partnership ("MLP") Risk. MLPs are publicly-traded limited partnership interests or units. An MLP that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income an MLP pays to its investors.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Preferred Securities Risk. Preferred securities are securities with a lower priority claim on assets or earnings than bonds and other debt instruments in a company's capital structure, and therefore can be subject to greater credit and liquidation risk than more senior debt instruments. In addition, preferred securities are subject to other risks, such as limited or no voting rights, deferring or skipping distributions, interest rate risk, and redeeming the security prior to the stated maturity date.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
Life of Fund results are measured from the date the Fund's shares were first sold (December 15, 2008).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	20.93%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	-8.08%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Global Diversified Income Fund [Member]
	Label	1 Year	5 Years	Since Inception	Inception Date
Global Diversified Income Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	6.14%	15.75%	15.93%	Dec. 15, 2008
Global Diversified Income Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	4.15%	12.71%	12.89%
Global Diversified Income Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	3.65%	11.41%	11.56%
Barclays Investment Grade CMBS Index [Member]	Barclays Investment Grade CMBS Index (reflects no deduction for fees, expenses, or taxes)	0.18%	12.69%	14.55%
Barclays U.S. Corporate High Yield 2% Issuer Capped Index [Member]	Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)	7.44%	18.96%	21.10%
BofA Merrill Lynch Fixed Rate Preferred Securities Index [Member]	BofA Merrill Lynch Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses, or taxes)	(3.65%)	9.23%	11.50%
BofA Merrill Lynch U.S. Capital Securities Index [Member]	BofA Merrill Lynch U.S. Capital Securities Index (reflects no deduction for fees, expenses, or taxes)	4.95%	16.97%	16.89%
BofA Merrill Lynch European Currency Non-Financial High Yield 2% Constrained Index [Member]	BofA Merrill Lynch European Currency Non-Financial High Yield 2% Constrained Index (reflects no deduction for fees, expenses, or taxes)	13.63%	19.87%	20.96%
Barclays U.S. Tier I Capital Securities Index [Member]	Barclays U.S. Tier I Capital Securities Index (reflects no deduction for fees, expenses, or taxes)	7.30%	17.35%	17.25%
J.P. Morgan EMBI Global Diversified Index [Member]	J.P. Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses, or taxes)	(5.25%)	11.72%	12.78%
S&P 500 Energy Index [Member]	S&P 500 Energy Index (reflects no deduction for fees, expenses, or taxes)	25.07%	13.44%	13.29%
S&P 500 Telecom Services Index [Member]	S&P 500 Telecom Services Index (reflects no deduction for fees, expenses, or taxes)	11.47%	12.67%	13.87%
S&P 500 Utilities Index [Member]	S&P 500 Utilities Index (reflects no deduction for fees, expenses, or taxes)	13.21%	10.17%	10.91%
S&P Global Infrastructure Index [Member]	S&P Global Infrastructure Index (reflects no deduction for fees, expenses, or taxes)	14.99%	11.17%	12.27%
MSCI All Country World Value Index (ACWVI) [Member]	MSCI All Country World Value Index (reflects no deduction for fees, expenses, or taxes)	22.43%	13.73%	14.25%
MSCI All Country World Value SMID Index	MSCI All Country World Value SMID Index (reflects no deduction for fees, expenses, or taxes)	26.37%	19.14%	20.19%
Tortoise Midstream MLP Index [Member]	Tortoise Midstream MLP Index (reflects no deduction for fees, expenses, or taxes)	33.50%	31.84%	31.15%
FTSE EPRA/NAREIT Developed Index [Member]	FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)	4.39%	16.06%	17.61%
Global Diversified Custom Index [Member]	Global Diversified Custom Index (reflects no deduction for fees, expenses, or taxes)	8.00%	16.90%	18.46%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance of a blended index shows how the Fund’s performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Global Diversified Income Custom Index is composed of 35% Barclays U.S. Corporate High Yield 2% Issuer Capped Index; 17% blend of 75% J.P. Morgan EMBI Global Diversified Index and 25% BofA Merrill Lynch European Currency Non-Financial High Yield 2% Constrained Index; 13% Barclays Investment Grade CMBS Index; 12% blend of 85% MSCI All Country World Value Index and 15% MSCI ACWI Value SMID Index; 10% blend of 50% S&P Global Infrastructure Index and 50% blend of 10% S&P 500 Energy Index, 25% S&P 500 Telecom Services Index, and 65% S&P 500 Utilities Index; 5% blend of 50% BofA Merrill Lynch Fixed Rate Preferred Securities Index and 50% BofA Merrill Lynch U.S. Capital Securities Index; 5% Tortoise Midstream MLP Index; and 3% FTSE EPRA/NAREIT Developed Index. The blended index historic returns reflect the allocation as of the time of production. Previous allocation changes are not restated. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Equity Income Fund [Member]
EQUITY INCOME FUND
Objective:
The Fund seeks to provide a relatively high level of current income and long-term growth of income and capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Equity Income Fund [Member]	Equity Income Fund, Institutional Class [Member]	Equity Income Fund, Class R-1 Shares [Member]	Equity Income Fund, Class R-2 Shares [Member]	Equity Income Fund, Class R-3 Shares [Member]	Equity Income Fund, Class R-4 Shares [Member]	Equity Income Fund, Class R-5 Shares [Member]
Management Fees (as a percentage of Assets)	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Net Expenses (as a percentage of Assets)	0.52%	1.39%	1.26%	1.08%	0.89%	0.77%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Equity Income Fund [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Equity Income Fund, Institutional Class [Member]	53	167	291	653
Equity Income Fund, Class R-1 Shares [Member]	142	440	761	1,669
Equity Income Fund, Class R-2 Shares [Member]	128	400	692	1,523
Equity Income Fund, Class R-3 Shares [Member]	110	343	595	1,317
Equity Income Fund, Class R-4 Shares [Member]	91	284	493	1,096
Equity Income Fund, Class R-5 Shares [Member]	79	246	428	954

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.4% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of each purchase. The Fund usually invests in equity securities of companies with large market capitalizations. For this Fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000® Value Index (as of December 31, 2013, this range was between approximately  $1.126 billion and $526.685 billion). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in real estate investment trusts and securities of foreign issuers.

Principal Risks
The Fund may be an appropriate investment for investors who seek dividends to generate income or to reinvest for growth and who can accept fluctuations in the value of investments and the risks of investing in real estate investment trust securities and foreign securities.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.

•	The R-1, R-2, R-3, R-4 and R-5 Class shares were first sold on March 1, 2010.

•	Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes.

•	The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares.

•	The predecessor fund commenced operations on May 31, 1939.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	14.00%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-19.68%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Equity Income Fund [Member]	Label	1 Year	5 Years	10 Years
Equity Income Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	27.21%	16.27%	8.58%
Equity Income Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	26.45%	15.70%	7.81%
Equity Income Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	15.95%	13.20%	7.05%
Equity Income Fund, Class R-1 Shares [Member]	Class R-1 Return Before Taxes	26.08%	15.28%	7.66%
Equity Income Fund, Class R-2 Shares [Member]	Class R-2 Return Before Taxes	26.27%	15.43%	7.80%
Equity Income Fund, Class R-3 Shares [Member]	Class R-3 Return Before Taxes	26.53%	15.62%	7.99%
Equity Income Fund, Class R-4 Shares [Member]	Class R-4 Return Before Taxes	26.76%	15.82%	8.17%
Equity Income Fund, Class R-5 Shares [Member]	Class R-5 Return Before Taxes	26.87%	15.93%	8.23%
Russell 1000 Value Index [Member]	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	32.53%	16.67%	7.58%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

LargeCap Blend Fund II [Member]
LARGECAP BLEND FUND II
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] LargeCap Blend Fund II [Member]
		LargeCap Blend II Fund, Institutional Class [Member]	LargeCap Blend II Fund, Class R-1 [Member]	LargeCap Blend II Fund, Class R-2 [Member]	LargeCap Blend II Fund, Class R-3 [Member]	LargeCap Blend II Fund, Class R-4 [Member]	LargeCap Blend II Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.02%	0.54%	0.46%	0.33%	0.29%	0.27%
Expenses (as a percentage of Assets)		0.76%	1.63%	1.50%	1.32%	1.13%	1.01%
Fee Waiver or Reimbursement	[1]	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)
Net Expenses (as a percentage of Assets)		0.74%	1.61%	1.48%	1.30%	1.11%	0.99%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2015. The fee waiver will reduce the Fund's Management Fees by 0.018% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the fee waiver prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] LargeCap Blend Fund II [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
LargeCap Blend II Fund, Institutional Class [Member]	76	241	420	940
LargeCap Blend II Fund, Class R-1 [Member]	164	512	884	1,931
LargeCap Blend II Fund, Class R-2 [Member]	151	472	816	1,789
LargeCap Blend II Fund, Class R-3 [Member]	132	416	721	1,588
LargeCap Blend II Fund, Class R-4 [Member]	113	357	620	1,373
LargeCap Blend II Fund, Class R-5 [Member]	101	319	556	1,234

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47.0% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of each purchase. For this Fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the S&P 500 Index (as of December 31, 2013, this range was between approximately $3.353 billion and $504.852 billion). The Fund also invests in securities of foreign issuers.
Employing a "blend" strategy, the Fund's assets are invested in equity securities with both growth and/or value characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does not have a policy of preferring one of these categories over the other.
Principal Management Corporation invests between 10% and 35% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index (listed in the Average Annual Total Returns table) by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an actively managed portfolio of equity securities, but who prefer investing in larger, established companies.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	The Institutional Class shares were first sold on December 6, 2000.

•	The R-1 Class shares were first sold on November 1, 2004.

•
For periods prior to the date on which the R-1 Class began operations, its performance is based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class.

•	The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	16.89%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-21.93%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] LargeCap Blend Fund II [Member]
	Label	1 Year	5 Years	10 Years
LargeCap Blend II Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	30.95%	17.18%	7.13%
LargeCap Blend II Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	22.83%	15.52%	5.82%
LargeCap Blend II Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	23.96%	13.95%	5.74%
LargeCap Blend II Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	29.98%	16.23%	6.22%
LargeCap Blend II Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	30.04%	16.35%	6.33%
LargeCap Blend II Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	30.22%	16.56%	6.53%
LargeCap Blend II Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	30.59%	16.80%	6.74%
LargeCap Blend II Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	30.73%	16.91%	6.86%
S&P 500 Index [Member]	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	32.39%	17.94%	7.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

LargeCap Growth Fund [Member]
LARGECAP GROWTH FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] LargeCap Growth Fund [Member]
	LargeCap Growth Fund, Institutional Class [Member]	LargeCap Growth Fund, Class R-1 [Member]	LargeCap Growth Fund, Class R-2 [Member]	LargeCap Growth Fund, Class R-3 [Member]	LargeCap Growth Fund, Class R-4 [Member]	LargeCap Growth Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Net Expenses (as a percentage of Assets)	0.64%	1.51%	1.38%	1.20%	1.01%	0.89%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] LargeCap Growth Fund [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
LargeCap Growth Fund, Institutional Class [Member]	65	205	357	798
LargeCap Growth Fund, Class R-1 [Member]	154	477	824	1,802
LargeCap Growth Fund, Class R-2 [Member]	140	437	755	1,657
LargeCap Growth Fund, Class R-3 [Member]	122	381	660	1,455
LargeCap Growth Fund, Class R-4 [Member]	103	322	558	1,236
LargeCap Growth Fund, Class R-5 [Member]	91	284	493	1,096

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79.3% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of each purchase. For this Fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000® Growth Index (as of December 31, 2013, this range was between approximately $1.26 billion and $526.685 billion). The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	The R-3 Class shares were first sold on December 6, 2000.

•	The R-1 Class shares were first sold on November 1, 2004.

•
For periods prior to the date on which the R-1 Class began operations, its performance is based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class.

•	These adjustments result in performance (for the periods prior to the date the R-1 Class shares began operations) that is no higher than the historical performance of the R-3 Class shares.

•
During 2003, the Fund processed a significant (relative to the R-1 Class) “As Of” transaction that resulted in a gain to the remaining shareholders of the R-1 Class. In accordance with the Fund’s shareholder processing policies, this benefit inures all shareholders of the R-1 Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

•
During 2010, the R-3 Class experienced a significant one-time gain of approximately $0.06/shares as the result of a settlement in an SEC administrative proceeding. If such gain had not been recognized, the total amounts expressed herein would have been lower.

•
During 2003, the R-4 Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q1 '12	17.29%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-25.80%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] LargeCap Growth Fund [Member]	Label	1 Year	5 Years	10 Years
LargeCap Growth Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	34.11%	17.57%	7.83%
LargeCap Growth Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	30.78%	16.89%	7.44%
LargeCap Growth Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	21.98%	14.23%	6.38%
LargeCap Growth Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	32.82%	16.58%	6.90%
LargeCap Growth Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	32.97%	16.69%	7.04%
LargeCap Growth Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	33.26%	17.10%	7.30%
LargeCap Growth Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	33.55%	17.16%	7.42%
LargeCap Growth Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	33.70%	17.29%	7.55%
Russell 1000 Growth Index [Member]	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	33.48%	20.39%	7.83%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

LargeCap Growth Fund I [Member]
LARGECAP GROWTH FUND I
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] LargeCap Growth Fund I [Member]
		LargeCap Growth I Fund, Institutional Class [Member]	LargeCap Growth I Fund, Class R-1 [Member]	LargeCap Growth I Fund, Class R-2 [Member]	LargeCap Growth I Fund, Class R-3 [Member]	LargeCap Growth I Fund, Class R-4 [Member]	LargeCap Growth I Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.02%	0.53%	0.45%	0.32%	0.28%	0.26%
Expenses (as a percentage of Assets)		0.63%	1.49%	1.36%	1.18%	0.99%	0.87%
Fee Waiver or Reimbursement	[1]	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)
Net Expenses (as a percentage of Assets)		0.61%	1.47%	1.34%	1.16%	0.97%	0.85%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2015. The fee waiver will reduce the Fund's Management Fees by 0.016% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the fee waiver prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] LargeCap Growth Fund I [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
LargeCap Growth I Fund, Institutional Class [Member]	62	199	349	784
LargeCap Growth I Fund, Class R-1 [Member]	150	469	811	1,777
LargeCap Growth I Fund, Class R-2 [Member]	136	428	742	1,633
LargeCap Growth I Fund, Class R-3 [Member]	118	372	647	1,430
LargeCap Growth I Fund, Class R-4 [Member]	99	313	545	1,211
LargeCap Growth I Fund, Class R-5 [Member]	87	275	480	1,070

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37.0% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of each purchase. For this Fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000® Growth Index (as of December 31, 2013, this range was between approximately $1.26 billion and $526.685 billion). The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
Principal Management Corporation invests between 10% and 35% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index (listed in the Average Annual Total Returns table) by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	The Institutional Class shares were first sold on December 6, 2000

•	The R-1 Class shares were first sold on November 1, 2004.

•
For periods prior to the date on which the R-1 Class began operations, its performance is based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class.

•	The adjustments result in performance (for the periods prior to the date the R-1 Class began operations) that is no higher than the historical performance of the Institutional Class shares.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	19.84%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.75%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] LargeCap Growth Fund I [Member]
	Label	1 Year	5 Years	10 Years
LargeCap Growth I Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	36.68%	23.71%	8.81%
LargeCap Growth I Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	34.73%	23.03%	8.26%
LargeCap Growth I Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	22.31%	19.63%	7.21%
LargeCap Growth I Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	35.42%	22.61%	7.85%
LargeCap Growth I Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	35.65%	22.76%	8.00%
LargeCap Growth I Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	35.80%	23.01%	8.20%
LargeCap Growth I Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	36.11%	23.23%	8.39%
LargeCap Growth I Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	36.37%	23.41%	8.53%
Russell 1000 Growth Index [Member]	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	33.48%	20.39%	7.83%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

LargeCap Growth Fund II [Member]
LARGECAP GROWTH FUND II
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] LargeCap Growth Fund II [Member]
		LargeCap Growth II Fund, Institutional Class [Member]	LargeCap Growth II Fund, Class R-1 [Member]	LargeCap Growth II Fund, Class R-2 [Member]	LargeCap Growth II Fund, Class R-3 [Member]	LargeCap Growth II Fund, Class R-4 [Member]	LargeCap Growth II Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.87%	0.87%	0.87%	0.87%	0.87%	0.87%
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Expenses (as a percentage of Assets)		0.88%	1.75%	1.62%	1.44%	1.25%	1.13%
Fee Waiver or Reimbursement	[1]	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)		0.87%	1.74%	1.61%	1.43%	1.24%	1.12%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2015. The fee waiver will reduce the Fund's Management Fees by 0.014% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the fee waiver prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] LargeCap Growth Fund II [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
LargeCap Growth II Fund, Institutional Class [Member]	89	280	486	1,083
LargeCap Growth II Fund, Class R-1 [Member]	177	550	948	2,061
LargeCap Growth II Fund, Class R-2 [Member]	164	510	880	1,921
LargeCap Growth II Fund, Class R-3 [Member]	146	454	786	1,723
LargeCap Growth II Fund, Class R-4 [Member]	126	395	685	1,510
LargeCap Growth II Fund, Class R-5 [Member]	114	358	621	1,374

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63.6% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of each purchase. For this Fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000® Growth Index (as of December 31, 2013, the range was between approximately $1.26 billion and $526.685 billion). The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
Principal Management Corporation invests between 10% and 35% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index (listed in the Average Annual Total Returns table) by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	The Institutional Class shares were first sold on December 6, 2000.

•	The R-1 Class shares were first sold on November 1, 2004.

•
For periods prior to the date on which the R-1 Class began operations, its performance is based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class.

•	The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	15.82%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-22.90%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] LargeCap Growth Fund II [Member]
	Label	1 Year	5 Years	10 Years
LargeCap Growth II Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	30.07%	17.99%	7.57%
LargeCap Growth II Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	28.97%	16.97%	6.63%
LargeCap Growth II Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	29.03%	17.09%	6.77%
LargeCap Growth II Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	29.30%	17.32%	6.96%
LargeCap Growth II Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	29.60%	17.57%	7.17%
LargeCap Growth II Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	29.86%	17.70%	7.28%
Russell 1000 Growth Index [Member]	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	33.48%	20.39%	7.83%
After Taxes on Distributions LargeCap Growth II Fund, Institutional Class [Member]	Institutional Class Return After Taxes on Distributions	27.42%	17.04%	6.63%
After Taxes on Distributions and Sales LargeCap Growth II Fund, Institutional Class [Member]	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	19.12%	14.71%	6.06%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

LargeCap S&P 500 Index Fund [Member]
LARGECAP S&P 500 INDEX FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] LargeCap S&P 500 Index Fund [Member]
	LargeCap S&P 500 Index Fund, Institutional Class [Member]	LargeCap S&P 500 Index Fund, Class R-1 [Member]	LargeCap S&P 500 Index Fund, Class R-2 [Member]	LargeCap S&P 500 Index Fund, Class R-3 [Member]	LargeCap S&P 500 Index Fund, Class R-4 [Member]	LargeCap S&P 500 Index Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Net Expenses (as a percentage of Assets)	0.16%	1.03%	0.90%	0.72%	0.53%	0.41%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] LargeCap S&P 500 Index Fund [Member] (USD $)
	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
LargeCap S&P 500 Index Fund, Institutional Class [Member]	16	52	90	205
LargeCap S&P 500 Index Fund, Class R-1 [Member]	105	328	569	1,259
LargeCap S&P 500 Index Fund, Class R-2 [Member]	92	287	498	1,108
LargeCap S&P 500 Index Fund, Class R-3 [Member]	74	230	401	894
LargeCap S&P 500 Index Fund, Class R-4 [Member]	54	170	296	665
LargeCap S&P 500 Index Fund, Class R-5 [Member]	42	132	230	518

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3.0% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the S&P 500 Index at the time of each purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe. As of December 31, 2013, the market capitalization range of the Index was between approximately $3.353 billion and $504.852 billion. The Fund employs a passive investment approach designed to attempt to track the performance of the Index. The Fund utilizes derivative strategies. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund invests in index futures and exchange-traded funds ("ETFs") on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

Note:
“Standard & Poor's 500" and "S&P 500®" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	The R-3 Class shares were first sold on December 6, 2000.

•	The R-1 Class shares were first sold on November 1, 2004.

•
For periods prior to the date on which the R-1 Class began operations, its performance is based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class.

•	These adjustments result in performance (for the periods prior to the date the R-1 Class shares began operations) that is no higher than the historical performance of the R-3 Class shares.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	15.80%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-22.11%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] LargeCap S&P 500 Index Fund [Member]
	Label	1 Year	5 Years	10 Years
LargeCap S&P 500 Index Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	32.06%	17.73%	7.21%
LargeCap S&P 500 Index Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	31.54%	17.39%	6.77%
LargeCap S&P 500 Index Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	18.56%	14.45%	5.87%
LargeCap S&P 500 Index Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	30.88%	16.70%	6.27%
LargeCap S&P 500 Index Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	31.17%	16.86%	6.43%
LargeCap S&P 500 Index Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	31.40%	17.06%	6.61%
LargeCap S&P 500 Index Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	31.56%	17.31%	6.81%
LargeCap S&P 500 Index Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	31.79%	17.44%	6.94%
S&P 500 Index [Member]	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	32.39%	17.94%	7.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

LargeCap Value Fund [Member]
LARGECAP VALUE FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] LargeCap Value Fund [Member]	LargeCap Value Fund, Institutional Class [Member]	LargeCap Value Fund, Class R-1 [Member]	LargeCap Value Fund, Class R-2 [Member]	LargeCap Value Fund, Class R-3 [Member]	LargeCap Value Fund, Class R-4 [Member]	LargeCap Value Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Net Expenses (as a percentage of Assets)	0.43%	1.30%	1.17%	0.99%	0.80%	0.68%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] LargeCap Value Fund [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
LargeCap Value Fund, Institutional Class [Member]	44	138	241	542
LargeCap Value Fund, Class R-1 [Member]	132	412	713	1,568
LargeCap Value Fund, Class R-2 [Member]	119	372	644	1,420
LargeCap Value Fund, Class R-3 [Member]	101	315	547	1,213
LargeCap Value Fund, Class R-4 [Member]	82	255	444	990
LargeCap Value Fund, Class R-5 [Member]	69	218	379	847

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 121.4% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of each purchase. For this Fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000® Value Index (which as of December 31, 2013 ranged between approximately $1.126 billion and $526.685 billion). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund actively trades portfolio securities.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Active Trading Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	The R-3 Class shares were first sold on December 6, 2000.

•	The R-1 Class shares were first sold on November 1, 2004.

•
For periods prior to the date on which the R-1 Class began operations, its performance is based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class.

•	These adjustments result in performance (for the periods prior to the date the R-1 Class shares began operations) that is no higher than the historical performance of the R-3 Class shares.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	15.95%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-21.80%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] LargeCap Value Fund [Member]	Label	1 Year	5 Years	10 Years
LargeCap Value Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	31.21%	15.87%	6.92%
LargeCap Value Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	27.67%	15.00%	6.04%
LargeCap Value Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	19.55%	12.76%	5.60%
LargeCap Value Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	30.04%	14.88%	6.02%
LargeCap Value Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	30.21%	15.02%	6.14%
LargeCap Value Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	30.49%	15.23%	6.34%
LargeCap Value Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	30.62%	15.43%	6.52%
LargeCap Value Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	30.86%	15.58%	6.65%
Russell 1000 Value Index [Member]	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	32.53%	16.67%	7.58%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

LargeCap Value Fund I [Member]
LARGECAP VALUE FUND I On January 30, 2014, the Board of Directors of Principal Funds, Inc. approved the acquisition of the assets of the LargeCap Value Fund I by the LargeCap Value Fund III. This proposal will be submitted for shareholder vote at a Special Meeting of Shareholders of LargeCap Value Fund I tentatively scheduled for May 30, 2014. Additional information about this proposal will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders of LargeCap Value Fund I in April 2014. If shareholders approve this proposal, the acquisition is expected to occur on or about June 6, 2014
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] LargeCap Value Fund I [Member]
		Large Cap Value I Fund, Institutional Class [Member]	Large Cap Value I Fund, Class R-1 [Member]	Large Cap Value I Fund, Class R-2 [Member]	Large Cap Value I Fund, Class R-3 [Member]	Large Cap Value I Fund, Class R-4 [Member]	Large Cap Value I Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.77%	0.77%	0.77%	0.77%	0.77%	0.77%
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		none	0.53%	0.45%	0.32%	0.28%	0.26%
Expenses (as a percentage of Assets)		0.77%	1.65%	1.52%	1.34%	1.15%	1.03%
Fee Waiver or Reimbursement	[1]	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)		0.76%	1.64%	1.51%	1.33%	1.14%	1.02%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2015. The fee waiver will reduce the Fund's Management Fees by 0.014% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the fee waiver prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] LargeCap Value Fund I [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Large Cap Value I Fund, Institutional Class [Member]	78	245	427	953
Large Cap Value I Fund, Class R-1 [Member]	167	519	896	1,954
Large Cap Value I Fund, Class R-2 [Member]	154	479	828	1,812
Large Cap Value I Fund, Class R-3 [Member]	135	423	733	1,612
Large Cap Value I Fund, Class R-4 [Member]	116	364	632	1,396
Large Cap Value I Fund, Class R-5 [Member]	104	327	567	1,258

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68.2% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies with large market capitalizations at the time of each purchase. For this Fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000® Value Index (as of December 31, 2013, this range was between approximately $1.126 billion and $526.685 billion). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.
Principal Management Corporation invests between 10% and 35% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index (listed in the Average Annual Total Returns table) by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities but prefer investing in companies that appear to be considered undervalued relative to similar companies.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	Life of Fund results are measured from the date the Fund's shares were first sold (June 1, 2004).

•	The Institutional Class shares were first sold on June 1, 2004.

•	The R-1 Class shares were first sold on November 1, 2004.

•
For periods prior to the date on which the R-1 Class began operations, its performance is based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class.

•	The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	19.23%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-24.98%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] LargeCap Value Fund I [Member]	Label	1 Year	5 Years	Since Inception	Inception Date
Large Cap Value I Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	30.42%	15.24%	6.42%	Jun. 01, 2004
Large Cap Value I Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	8.32%	10.83%	4.07%
Large Cap Value I Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	21.67%	10.85%	4.51%
Large Cap Value I Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	29.19%	14.23%	5.49%	Jun. 01, 2004
Large Cap Value I Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	29.38%	14.38%	5.62%	Jun. 01, 2004
Large Cap Value I Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	29.59%	14.59%	5.82%	Jun. 01, 2004
Large Cap Value I Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	29.86%	14.80%	6.02%	Jun. 01, 2004
Large Cap Value I Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	30.01%	14.94%	6.15%	Jun. 01, 2004
Russell 1000 Value Index [Member]	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	32.53%	16.67%	7.75%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

LargeCap Value Fund III [Member]
LARGECAP VALUE FUND III
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] LargeCap Value Fund III [Member]
		LargeCap Value III Fund, Institutional Class [Member]	LargeCap Value III Fund, Class R-1 [Member]	LargeCap Value III Fund, Class R-2 [Member]	LargeCap Value III Fund, Class R-3 [Member]	LargeCap Value III Fund, Class R-4 [Member]	LargeCap Value III Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.79%	0.79%	0.79%	0.79%	0.79%	0.79%
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.01%	0.54%	0.46%	0.33%	0.29%	0.27%
Expenses (as a percentage of Assets)		0.80%	1.68%	1.55%	1.37%	1.18%	1.06%
Fee Waiver or Reimbursement	[1]	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)		0.79%	1.67%	1.54%	1.36%	1.17%	1.05%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2015. The fee waiver will reduce the Fund's Management Fees by 0.012% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the fee waiver prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] LargeCap Value Fund III [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
LargeCap Value III Fund, Institutional Class [Member]	81	254	443	989
LargeCap Value III Fund, Class R-1 [Member]	170	528	911	1,986
LargeCap Value III Fund, Class R-2 [Member]	157	488	844	1,844
LargeCap Value III Fund, Class R-3 [Member]	138	433	749	1,645
LargeCap Value III Fund, Class R-4 [Member]	119	374	648	1,431
LargeCap Value III Fund, Class R-5 [Member]	107	336	584	1,293

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64.8% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in companies with large market capitalizations at the time of each purchase. For this Fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000® Value Index (as of December 31, 2013, the range of the index was between approximately $1.126 billion and $526.685 billion). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.
Principal Management Corporation invests between 10% and 35% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index (listed in the Average Annual Total Returns table) by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities but who prefer investing in companies that appear to be considered undervalued relative to similar companies.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	The Institutional Class shares were first sold on December 6, 2000.

•	The R-1 Class shares were first sold on November 1, 2004.

•
For periods prior to the date on which the R-1 Class began operations, its performance is based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class.

•	The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	15.89%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-21.54%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] LargeCap Value Fund III [Member]
	Label	1 Year	5 Years	10 Years
LargeCap Value III Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	31.56%	14.78%	5.14%
LargeCap Value III Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	31.36%	14.49%	4.63%
LargeCap Value III Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	18.02%	11.96%	4.24%
LargeCap Value III Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	30.29%	13.77%	4.21%
LargeCap Value III Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	30.52%	13.94%	4.36%
LargeCap Value III Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	30.71%	14.12%	4.54%
LargeCap Value III Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	31.05%	14.33%	4.74%
LargeCap Value III Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	31.08%	14.47%	4.87%
Russell 1000 Value Index [Member]	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	32.53%	16.67%	7.58%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

Principal Capital Appreciation Fund [Member]
PRINCIPAL CAPITAL APPRECIATION FUND
Objective:
The Fund seeks to provide long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Principal Capital Appreciation Fund [Member]
	Principal Capital Appreciation Fund, Institutional Class [Member]	Principal Capital Appreciation Fund, Class R-1 Shares [Member]	Principal Capital Appreciation Fund, Class R-2 Shares [Member]	Principal Capital Appreciation Fund, Class R-3 Shares [Member]	Principal Capital Appreciation Fund, Class R-4 Shares [Member]	Principal Capital Appreciation Fund, Class R-5 Shares [Member]
Management Fees (as a percentage of Assets)	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Net Expenses (as a percentage of Assets)	0.48%	1.35%	1.22%	1.04%	0.85%	0.73%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Principal Capital Appreciation Fund [Member] (USD $)
	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal Capital Appreciation Fund, Institutional Class [Member]	49	154	269	604
Principal Capital Appreciation Fund, Class R-1 Shares [Member]	137	428	739	1,624
Principal Capital Appreciation Fund, Class R-2 Shares [Member]	124	387	670	1,477
Principal Capital Appreciation Fund, Class R-3 Shares [Member]	106	331	574	1,271
Principal Capital Appreciation Fund, Class R-4 Shares [Member]	87	271	471	1,049
Principal Capital Appreciation Fund, Class R-5 Shares [Member]	75	233	406	906

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14.3% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in equity securities of companies with any market capitalization, but has a greater exposure to large market capitalization companies than small or medium market capitalization companies.
The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does not have a policy of preferring one of these categories over the other.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.

•	The R-1, R-2, R-3, R-4 and R-5 Class shares were first sold on March 1, 2010.

•	Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes.

•	The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares.

•	The predecessor fund commenced operations on November 24, 1986.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	16.57%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-22.66%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Principal Capital Appreciation Fund [Member]
	Label	1 Year	5 Years	10 Years
Principal Capital Appreciation Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	32.99%	17.90%	8.64%
Principal Capital Appreciation Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	31.98%	17.34%	8.03%
Principal Capital Appreciation Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	19.48%	14.62%	7.11%
Principal Capital Appreciation Fund, Class R-1 Shares [Member]	Class R-1 Return Before Taxes	31.82%	16.88%	7.68%
Principal Capital Appreciation Fund, Class R-2 Shares [Member]	Class R-2 Return Before Taxes	32.00%	17.03%	7.81%
Principal Capital Appreciation Fund, Class R-3 Shares [Member]	Class R-3 Return Before Taxes	32.22%	17.25%	8.01%
Principal Capital Appreciation Fund, Class R-4 Shares [Member]	Class R-4 Return Before Taxes	32.49%	17.44%	8.20%
Principal Capital Appreciation Fund, Class R-5 Shares [Member]	Class R-5 Return Before Taxes	32.65%	17.55%	8.28%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	33.55%	18.71%	7.88%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

MidCap Fund f/k/a Midcap Blend [Member]
MIDCAP FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] MidCap Fund f/k/a Midcap Blend [Member]
	MidCap Fund, Institutional Class [Member]	MidCap Fund, Class R-1 [Member]	MidCap Fund, Class R-2 [Member]	MidCap Fund, Class R-3 [Member]	MidCap Fund, Class R-4 [Member]	MidCap Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.06%	0.53%	0.45%	0.32%	0.28%	0.26%
Net Expenses (as a percentage of Assets)	0.66%	1.48%	1.35%	1.17%	0.98%	0.86%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] MidCap Fund f/k/a Midcap Blend [Member] (USD $)
	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
MidCap Fund, Institutional Class [Member]	67	211	368	822
MidCap Fund, Class R-1 [Member]	151	468	808	1,768
MidCap Fund, Class R-2 [Member]	137	428	739	1,624
MidCap Fund, Class R-3 [Member]	119	372	644	1,420
MidCap Fund, Class R-4 [Member]	100	312	542	1,201
MidCap Fund, Class R-5 [Member]	88	274	477	1,061

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.0% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of each purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell Midcap® Index (as of December 31, 2013, this range was between approximately $1.126 billion and $29.14 billion). The Fund invests in foreign securities.
The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does not have a policy of preferring one of these categories over the other.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	The R-3 Class shares were first sold on December 6, 2000.

•	The R-1 Class shares were first sold on November 1, 2004.

•
For periods prior to the date on which the R-1 Class began operations, its performance is based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class.

•	These adjustments result in performance (for the periods prior to the date the R-1 Class shares began operations) that is no higher than the historical performance of the R-3 Class shares.

•
During 2004, The R-4 Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	17.76%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-23.77%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] MidCap Fund f/k/a Midcap Blend [Member]
	Label	1 Year	5 Years	10 Years
MidCap Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	33.60%	23.15%	11.65%
MidCap Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	32.87%	22.45%	10.68%
MidCap Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	19.60%	19.11%	9.60%
MidCap Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	32.56%	22.10%	10.70%
MidCap Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	32.68%	22.28%	10.84%
MidCap Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	32.97%	22.48%	11.06%
MidCap Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	33.17%	22.73%	11.24%	[1]
MidCap Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	33.33%	22.87%	11.39%
Russell Midcap Index [Member]	Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)	34.76%	22.36%	10.22%
[1]	During 2004, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

MidCap Growth Fund [Member]
MIDCAP GROWTH FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] MidCap Growth Fund [Member]		MidCap Growth Fund, Institutional Class [Member]	MidCap Growth Fund, Class R-1 [Member]	MidCap Growth Fund, Class R-2 [Member]	MidCap Growth Fund, Class R-3 [Member]	MidCap Growth Fund, Class R-4 [Member]	MidCap Growth Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.12%	0.56%	0.48%	0.35%	0.31%	0.29%
Expenses (as a percentage of Assets)		0.77%	1.56%	1.43%	1.25%	1.06%	0.94%
Fee Waiver or Reimbursement	[1]	(0.03%)
Net Expenses (as a percentage of Assets)		0.74%	1.56%	1.43%	1.25%	1.06%	0.94%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.75% for Institutional class shares. It is expected that the expense limit will continue through the period ending February 28, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] MidCap Growth Fund [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
MidCap Growth Fund, Institutional Class [Member]	76	242	424	951
MidCap Growth Fund, Class R-1 [Member]	159	493	850	1,856
MidCap Growth Fund, Class R-2 [Member]	146	452	782	1,713
MidCap Growth Fund, Class R-3 [Member]	127	397	686	1,511
MidCap Growth Fund, Class R-4 [Member]	108	337	585	1,294
MidCap Growth Fund, Class R-5 [Member]	96	300	520	1,155

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 222.6% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of each purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell Midcap® Growth Index (as of December 31, 2013, this range was between approximately $1.26 billion and $29.14 billion). The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund actively trades portfolio securities and invests its assets in the securities of foreign issuers.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Active Trading Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	The R-3 Class shares were first sold on December 6, 2000.

•	The R-1 Class shares were first sold on November 1, 2004.

•
For periods prior to the date on which the R-1 Class began operations, its performance is based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class.

•	These adjustments result in performance (for the periods prior to the date the R-1 Class shares began operations) that is no higher than the historical performance of the R-3 Class shares.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q4 ‘10	17.62%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-25.27%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] MidCap Growth Fund [Member]	Label	1 Year	5 Years	10 Years
MidCap Growth Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	35.28%	18.72%	8.67%
MidCap Growth Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	25.76%	16.25%	7.42%
MidCap Growth Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	22.07%	14.63%	6.83%
MidCap Growth Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	34.31%	17.71%	7.75%
MidCap Growth Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	34.53%	17.89%	7.88%
MidCap Growth Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	34.67%	18.05%	8.08%
MidCap Growth Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	34.94%	18.27%	8.27%
MidCap Growth Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	35.30%	18.46%	8.40%
Russell Midcap Growth Index [Member]	Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	35.74%	23.37%	9.77%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

MidCap Growth Fund III [Member]
MIDCAP GROWTH FUND III
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] MidCap Growth Fund III [Member]
		MidCap Growth III Fund, Institutional Class [Member]	MidCap Growth III Fund, Class R-1 [Member]	MidCap Growth III Fund, Class R-2 [Member]	MidCap Growth III Fund, Class R-3 [Member]	MidCap Growth III Fund, Class R-4 [Member]	MidCap Growth III Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.97%	0.97%	0.97%	0.97%	0.97%	0.97%
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		none	0.53%	0.45%	0.32%	0.28%	0.26%
Expenses (as a percentage of Assets)		0.97%	1.85%	1.72%	1.54%	1.35%	1.23%
Fee Waiver or Reimbursement	[1]	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)
Net Expenses (as a percentage of Assets)		0.95%	1.83%	1.70%	1.52%	1.33%	1.21%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2015. The fee waiver will reduce the Fund's Management Fees by 0.022% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the fee waiver prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] MidCap Growth Fund III [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
MidCap Growth III Fund, Institutional Class [Member]	97	307	534	1,188
MidCap Growth III Fund, Class R-1 [Member]	186	579	998	2,167
MidCap Growth III Fund, Class R-2 [Member]	173	540	931	2,028
MidCap Growth III Fund, Class R-3 [Member]	155	484	837	1,833
MidCap Growth III Fund, Class R-4 [Member]	135	425	737	1,622
MidCap Growth III Fund, Class R-5 [Member]	123	388	673	1,487

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 105.0% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of each purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell Midcap® Growth Index (as of December 31, 2013, this range was between approximately $1.26 billion and $29.14 billion). The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund actively trades portfolio securities.
Principal Management Corporation invests between 10% and 35% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index (listed in the Average Annual Total Returns table) by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Active Trading Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	The R-3 Class shares were first sold on December 6, 2000.

•	The R-1 Class shares were first sold on November 1, 2004.

•
For periods prior to the date on which the R-1 Class began operations, its performance is based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class.

•	These adjustments result in performance (for the periods prior to the date the R-1 Class shares began operations) that is no higher than the historical performance of the R-3 Class shares.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	20.43%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-28.66%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] MidCap Growth Fund III [Member]
	Label	1 Year	5 Years	10 Years
MidCap Growth III Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	35.62%	21.26%	8.47%
MidCap Growth III Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	28.80%	19.92%	7.71%
MidCap Growth III Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	23.29%	17.19%	6.85%
MidCap Growth III Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	34.37%	20.23%	7.53%
MidCap Growth III Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	34.53%	20.37%	7.66%
MidCap Growth III Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	34.81%	20.54%	7.85%
MidCap Growth III Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	34.94%	20.78%	8.05%
MidCap Growth III Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	35.08%	20.89%	8.18%
Russell Midcap Growth Index [Member]	Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	35.74%	23.37%	9.77%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

MidCap S&P 400 Index Fund [Member]
MIDCAP S&P 400 INDEX FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] MidCap S&P 400 Index Fund [Member]
		MidCap S&P 400 Index Fund, Institutional Class [Member]	MidCap S&P 400 Index Fund, Class R-1 [Member]	MidCap S&P 400 Index Fund, Class R-2 [Member]	MidCap S&P 400 Index Fund, Class R-3 [Member]	MidCap S&P 400 Index Fund, Class R-4 [Member]	MidCap S&P 400 Index Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.06%	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		0.22%	1.05%	0.92%	0.74%	0.55%	0.43%
Fee Waiver or Reimbursement	[1]	none
Net Expenses (as a percentage of Assets)		0.22%	1.05%	0.92%	0.74%	0.55%	0.43%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.25% for Institutional class shares. It is expected that the expense limit will continue through the period ending February 28, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] MidCap S&P 400 Index Fund [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
MidCap S&P 400 Index Fund, Institutional Class [Member]	23	71	124	280
MidCap S&P 400 Index Fund, Class R-1 [Member]	107	334	579	1,283
MidCap S&P 400 Index Fund, Class R-2 [Member]	94	293	509	1,131
MidCap S&P 400 Index Fund, Class R-3 [Member]	76	237	411	918
MidCap S&P 400 Index Fund, Class R-4 [Member]	56	176	307	689
MidCap S&P 400 Index Fund, Class R-5 [Member]	44	138	241	542

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11.2% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index at the time of each purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the mid cap universe. As of December 31, 2013, the market capitalization range of the Index was between approximately $1.112 billion and $11.49 billion. The Fund employs a passive investment approach designed to attempt to track the performance of the Index. The Fund utilizes derivative strategies. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund invests in index futures and exchange-traded funds ("ETFs") on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

Note:
“Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	The R-3 Class shares were first sold on December 6, 2000.

•	The R-1 Class shares were first sold on November 1, 2004.

•
For periods prior to the date on which the R-1 Class began operations, its performance is based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class.

•	These adjustments result in performance (for the periods prior to the date the R-1 Class shares began operations) that is no higher than the historical performance of the R-3 Class shares.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	19.87%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-25.73%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] MidCap S&P 400 Index Fund [Member]
	Label	1 Year	5 Years	10 Years
MidCap S&P 400 Index Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	33.13%	21.60%	10.12%
MidCap S&P 400 Index Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	31.73%	20.86%	9.27%
MidCap S&P 400 Index Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	19.70%	17.77%	8.28%
MidCap S&P 400 Index Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	32.00%	20.58%	9.17%
MidCap S&P 400 Index Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	32.22%	20.74%	9.32%
MidCap S&P 400 Index Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	32.41%	20.95%	9.52%
MidCap S&P 400 Index Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	32.70%	21.18%	9.72%
MidCap S&P 400 Index Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	32.84%	21.33%	9.86%
S&P 400 MidCap Stock Index [Member]	S&P 400 MidCap Stock Index (reflects no deduction for fees, expenses, or taxes)	33.50%	21.89%	10.36%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

MidCap Value Fund I [Member]
MIDCAP VALUE FUND I
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] MidCap Value Fund I [Member]		MidCap Value I Fund, Institutional Class [Member]	MidCap Value I Fund, Class R-1 [Member]	MidCap Value I Fund, Class R-2 [Member]	MidCap Value I Fund, Class R-3 [Member]	MidCap Value I Fund, Class R-4 [Member]	MidCap Value I Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.02%	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		1.01%	1.87%	1.74%	1.56%	1.37%	1.25%
Fee Waiver or Reimbursement	[1]	(0.06%)	(0.06%)	(0.06%)	(0.06%)	(0.06%)	(0.06%)
Net Expenses (as a percentage of Assets)		0.95%	1.81%	1.68%	1.50%	1.31%	1.19%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2015. The fee waiver will reduce the Fund's Management Fees by 0.06% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the fee waiver prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] MidCap Value Fund I [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
MidCap Value I Fund, Institutional Class [Member]	97	315	551	1,230
MidCap Value I Fund, Class R-1 [Member]	184	581	1,004	2,185
MidCap Value I Fund, Class R-2 [Member]	171	541	937	2,046
MidCap Value I Fund, Class R-3 [Member]	153	486	843	1,850
MidCap Value I Fund, Class R-4 [Member]	133	427	743	1,640
MidCap Value I Fund, Class R-5 [Member]	121	390	680	1,505

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98.6% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of equity securities of companies with medium market capitalizations at the time of each purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell Midcap® Value Index (as of December 31, 2013, the range was between approximately $1.126 billion and $26.943 billion). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in real estate investment trusts.
Principal Management Corporation invests between 10% and 35% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index (listed in the Average Annual Total Returns table) by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	Life of Fund results are measured from the date the Fund's shares were first sold (December 29, 2003).

•	The Institutional Class shares were first sold on December 29, 2003.

•	The R-2, R-3, R-4, and R-5 Class shares were first sold on June 1, 2004.

•	The R-1 Class shares were first sold on November 1, 2004.

•
For periods prior to the date on which these classes began operations, their performance is based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of these classes.

•	The adjustments result in performance (for the periods prior to the date these classes began operations) that is no higher than the historical performance of the Institutional Class shares

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	22.38%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-23.74%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] MidCap Value Fund I [Member]	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
MidCap Value I Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	33.63%	20.28%		10.50%	Dec. 29, 2003
MidCap Value I Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	24.49%	18.40%		9.01%
MidCap Value I Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	22.71%	16.14%		8.35%
MidCap Value I Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	32.45%	19.26%		9.55%	Dec. 29, 2003
MidCap Value I Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	32.61%	19.40%		9.69%	Dec. 29, 2003
MidCap Value I Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	32.88%	19.60%		9.88%	Dec. 29, 2003
MidCap Value I Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	33.11%	19.84%		10.08%	Dec. 29, 2003
MidCap Value I Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	33.21%	19.98%		10.22%	Dec. 29, 2003
Russell Midcap Value Index [Member]	Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	33.46%	21.16%	10.25%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

MidCap Value Fund III [Member]
MIDCAP VALUE FUND III
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] MidCap Value Fund III [Member]
		MidCap Value III Fund, Institutional Class [Member]		MidCap Value III Fund, Class R-1 [Member]	MidCap Value III Fund, Class R-2 [Member]	MidCap Value III Fund, Class R-3 [Member]	MidCap Value III Fund, Class R-4 [Member]	MidCap Value III Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.65%		0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees				0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.02%		0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses		0.04%		0.04%	0.04%	0.04%	0.04%	0.04%
Expenses (as a percentage of Assets)		0.71%		1.58%	1.45%	1.27%	1.08%	0.96%
Fee Waiver or Reimbursement	[1]	(0.01%)	[2]	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)		0.70%		1.57%	1.44%	1.26%	1.07%	0.95%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2015. The fee waiver will reduce the Fund's Management Fees by 0.014% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the fee waiver prior to the end of the period.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.736% for Institutional class shares. It is expected that the expense limit will continue through the period ending February 28, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] MidCap Value Fund III [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
MidCap Value III Fund, Institutional Class [Member]	72	226	394	881
MidCap Value III Fund, Class R-1 [Member]	160	498	859	1,877
MidCap Value III Fund, Class R-2 [Member]	147	457	791	1,734
MidCap Value III Fund, Class R-3 [Member]	128	402	696	1,533
MidCap Value III Fund, Class R-4 [Member]	109	342	594	1,316
MidCap Value III Fund, Class R-5 [Member]	97	305	530	1,177

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88.3% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of each purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell Midcap® Value Index (as of December 31, 2013, this range was between approximately $1.126 billion and $26.943 billion). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund invests in real estate investment trusts.
Principal Management Corporation invests between 10% and 35% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index (listed in the Average Annual Total Returns table) by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	The R-3 Class shares were first sold on December 6, 2000.

•	The R-1 Class shares were first sold on November 1, 2004.

•
For periods prior to the date on which the R-1 Class began operations, its performance is based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class.

•	These adjustments result in performance (for the periods prior to the date the R-1 Class shares began operations) that is no higher than the historical performance of the R-3 Class shares.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	19.21%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-22.42%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] MidCap Value Fund III [Member]	Label	1 Year	5 Years	10 Years
MidCap Value III Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	36.83%	20.89%	9.91%
MidCap Value III Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	35.46%	20.43%	8.80%
MidCap Value III Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	21.72%	17.12%	7.90%
MidCap Value III Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	35.70%	19.77%	8.68%
MidCap Value III Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	35.84%	19.93%	8.82%
MidCap Value III Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	36.06%	20.14%	9.02%
MidCap Value III Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	36.35%	20.39%	9.22%
MidCap Value III Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	36.53%	20.52%	9.35%
Russell Midcap Value Index [Member]	Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	33.46%	21.16%	10.25%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

SmallCap Blend Fund [Member]
SMALLCAP BLEND FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] SmallCap Blend Fund [Member]		SmallCap Blend Fund, Institutional Class [Member]	SmallCap Blend Fund, Class R-1 [Member]	SmallCap Blend Fund, Class R-2 [Member]	SmallCap Blend Fund, Class R-3 [Member]	SmallCap Blend Fund, Class R-4 [Member]	SmallCap Blend Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.05%	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses		0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Expenses (as a percentage of Assets)		0.92%	1.76%	1.63%	1.45%	1.26%	1.14%
Fee Waiver or Reimbursement	[1]	none
Net Expenses (as a percentage of Assets)		0.92%	1.76%	1.63%	1.45%	1.26%	1.14%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.80% for Institutional class shares. It is expected that the expense limit will continue through the period ending February 28, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] SmallCap Blend Fund [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SmallCap Blend Fund, Institutional Class [Member]	94	293	509	1,131
SmallCap Blend Fund, Class R-1 [Member]	179	554	954	2,073
SmallCap Blend Fund, Class R-2 [Member]	166	514	887	1,933
SmallCap Blend Fund, Class R-3 [Member]	148	459	792	1,735
SmallCap Blend Fund, Class R-4 [Member]	128	400	692	1,523
SmallCap Blend Fund, Class R-5 [Member]	116	362	628	1,386

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95.2% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of each purchase. For this Fund, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the Russell 2000® Index (as of December 31, 2013, this range was between approximately $36 million and $5.268 billion).
The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does not have a policy of preferring one of these categories over the other.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	The R-3 Class shares were first sold on December 6, 2000.

•	The R-1 Class shares were first sold on November 1, 2004.

•
For periods prior to the date on which the R-1 Class began operations, its performance is based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class.

•	These adjustments result in performance (for the periods prior to the date the R-1 Class shares began operations) that is no higher than the historical performance of the R-3 Class shares.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q4 '11	18.19%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-26.13%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] SmallCap Blend Fund [Member]	Label	1 Year	5 Years	10 Years
SmallCap Blend Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	48.23%	20.45%	9.11%
SmallCap Blend Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	45.83%	19.99%	8.40%
SmallCap Blend Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	29.20%	16.75%	7.45%
SmallCap Blend Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	47.06%	19.43%	8.18%
SmallCap Blend Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	47.17%	19.60%	8.32%
SmallCap Blend Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	47.44%	19.81%	8.52%
SmallCap Blend Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	47.80%	20.03%	8.77%
SmallCap Blend Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	47.96%	20.18%	8.85%
Russell 2000 Index [Member]	Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	38.82%	20.08%	9.07%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

SmallCap Growth Fund I [Member]
SMALLCAP GROWTH FUND I On December 10, 2013, the Board of Directors of Principal Funds, Inc. approved the acquisition of the assets of the SmallCap Growth Fund II by the SmallCap Growth Fund I. This proposal will be submitted for shareholder vote at a Special Meeting of Shareholders of SmallCap Growth Fund II tentatively scheduled for April 18, 2014. Additional information about this proposal will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders of SmallCap Growth Fund II in February 2014. If shareholders approve this proposal, the acquisition is expected to occur on or about April 25, 2014. Additionally, if shareholders approve this proposal, Emerald Advisers, Inc. will become an additional sub-advisor to the SmallCap Growth Fund I.
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] SmallCap Growth Fund I [Member]
		SmallCap Growth I Fund, Institutional Class [Member]	SmallCap Growth I Fund, Class R-1 [Member]	SmallCap Growth I Fund, Class R-2 [Member]	SmallCap Growth I Fund, Class R-3 [Member]	SmallCap Growth I Fund, Class R-4 [Member]	SmallCap Growth I Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		1.08%	1.08%	1.08%	1.08%	1.08%	1.08%
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Expenses (as a percentage of Assets)		1.09%	1.96%	1.83%	1.65%	1.46%	1.34%
Fee Waiver or Reimbursement	[1]	(0.07%)	(0.07%)	(0.07%)	(0.07%)	(0.07%)	(0.07%)
Net Expenses (as a percentage of Assets)		1.02%	1.89%	1.76%	1.58%	1.39%	1.27%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2016. The fee waiver will reduce the Fund's Management Fees by 0.072% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the fee waiver prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] SmallCap Growth Fund I [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SmallCap Growth I Fund, Institutional Class [Member]	104	331	586	1,315
SmallCap Growth I Fund, Class R-1 [Member]	192	600	1,043	2,273
SmallCap Growth I Fund, Class R-2 [Member]	179	560	976	2,135
SmallCap Growth I Fund, Class R-3 [Member]	161	505	882	1,941
SmallCap Growth I Fund, Class R-4 [Member]	142	446	783	1,733
SmallCap Growth I Fund, Class R-5 [Member]	129	409	719	1,599

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74.7% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of each purchase. For this Fund, companies with small market capitalizations are those with market capitalizations equal to or smaller than the greater of: 1) $6.0 billion or 2) the highest market capitalization of the companies comprising the Russell 2000® Growth Index (as of December 31, 2013, the range was between approximately $36 million and $5.268 billion). The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
Principal Management Corporation invests between 10% and 35% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index (listed in the Average Annual Total Returns table) by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	The Institutional Class shares were first sold on December 6, 2000.

•	The R-1 Class shares were first sold on November 1, 2004.

•
For periods prior to the date on which the R-1 Class began operations, its performance is based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class.

•	The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	19.78%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-29.22%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] SmallCap Growth Fund I [Member]
	Label	1 Year	5 Years	10 Years
SmallCap Growth I Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	43.00%	26.16%	10.31%
SmallCap Growth I Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	39.24%	25.04%	9.58%
SmallCap Growth I Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	26.67%	21.69%	8.48%
SmallCap Growth I Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	41.66%	25.10%	9.36%
SmallCap Growth I Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	41.88%	25.27%	9.50%
SmallCap Growth I Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	42.14%	25.48%	9.70%
SmallCap Growth I Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	42.31%	25.71%	9.90%
SmallCap Growth I Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	42.52%	25.82%	10.03%
Russell 2000 Growth Index [Member]	Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	43.30%	22.58%	9.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

SmallCap Growth Fund II [Member]
SMALLCAP GROWTH FUND II On December 10, 2013, the Board of Directors of Principal Funds, Inc. approved the acquisition of the assets of the SmallCap Growth Fund II by the SmallCap Growth Fund I. This proposal will be submitted for shareholder vote at a Special Meeting of Shareholders of SmallCap Growth Fund II tentatively scheduled for April 18, 2014. Additional information about this proposal will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders of SmallCap Growth Fund II in February 2014. If shareholders approve this proposal, the acquisition is expected to occur on or about April 25, 2014. Additionally, if shareholders approve this proposal, Emerald Advisers, Inc. will become an additional sub-advisor to the SmallCap Growth Fund I.
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] SmallCap Growth Fund II [Member]
		SmallCap Growth II Fund, Institutional Class [Member]	SmallCap Growth II Fund, Class R-1 [Member]	SmallCap Growth II Fund, Class R-2 [Member]	SmallCap Growth II Fund, Class R-3 [Member]	SmallCap Growth II Fund, Class R-4 [Member]	SmallCap Growth II Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.04%	0.55%	0.47%	0.34%	0.30%	0.28%
Expenses (as a percentage of Assets)		1.04%	1.90%	1.77%	1.59%	1.40%	1.28%
Fee Waiver or Reimbursement	[1]	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)
Net Expenses (as a percentage of Assets)		1.02%	1.88%	1.75%	1.57%	1.38%	1.26%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2015. The fee waiver will reduce the Fund's Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the fee waiver prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] SmallCap Growth Fund II [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SmallCap Growth II Fund, Institutional Class [Member]	104	329	572	1,269
SmallCap Growth II Fund, Class R-1 [Member]	191	595	1,024	2,220
SmallCap Growth II Fund, Class R-2 [Member]	178	555	957	2,082
SmallCap Growth II Fund, Class R-3 [Member]	160	500	863	1,887
SmallCap Growth II Fund, Class R-4 [Member]	140	441	764	1,678
SmallCap Growth II Fund, Class R-5 [Member]	128	404	700	1,543

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78.5% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of each purchase. For this Fund, companies with small market capitalizations are those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies comprising the Russell 2000® Growth Index (as of December 31, 2013, this range was between approximately $36 million and $5.268 billion). The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
Principal Management Corporation invests between 10% and 35% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index (listed in the Average Annual Total Returns table) by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	The Institutional Class shares were first sold on December 6, 2000.

•	The R-1 Class shares were first sold on November 1, 2004.

•
For periods prior to the date on which the R-1 Class began operations, its performance is based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class.

•	The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q1 '12	19.14%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-29.82%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] SmallCap Growth Fund II [Member]
	Label	1 Year	5 Years	10 Years
SmallCap Growth II Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	47.39%	22.52%	8.15%
SmallCap Growth II Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	43.28%	21.83%	7.49%
SmallCap Growth II Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	29.36%	18.45%	6.60%
SmallCap Growth II Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	46.18%	21.46%	7.21%
SmallCap Growth II Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	46.30%	21.60%	7.36%
SmallCap Growth II Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	46.47%	21.83%	7.54%
SmallCap Growth II Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	46.70%	22.03%	7.74%
SmallCap Growth II Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	47.04%	22.19%	7.87%
Russell 2000 Growth Index [Member]	Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	43.30%	22.58%	9.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

SmallCap S&P 600 Index Fund [Member]
SMALLCAP S&P 600 INDEX FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] SmallCap S&P 600 Index Fund [Member]
		SmallCap S&P 600 Index Fund, Institutional Class [Member]	SmallCap S&P 600 Index Fund, Class R-1 [Member]	SmallCap S&P 600 Index Fund, Class R-2 [Member]	SmallCap S&P 600 Index Fund, Class R-3 [Member]	SmallCap S&P 600 Index Fund, Class R-4 [Member]	SmallCap S&P 600 Index Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.06%	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses		0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Expenses (as a percentage of Assets)		0.26%	1.09%	0.96%	0.78%	0.59%	0.47%
Fee Waiver or Reimbursement	[1]	none
Net Expenses (as a percentage of Assets)		0.26%	1.09%	0.96%	0.78%	0.59%	0.47%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.25% for Institutional class shares. It is expected that the expense limit will continue through the period ending February 28, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] SmallCap S&P 600 Index Fund [Member] (USD $)
	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SmallCap S&P 600 Index Fund, Institutional Class [Member]	27	84	146	331
SmallCap S&P 600 Index Fund, Class R-1 [Member]	111	347	601	1,329
SmallCap S&P 600 Index Fund, Class R-2 [Member]	98	306	531	1,178
SmallCap S&P 600 Index Fund, Class R-3 [Member]	80	249	433	966
SmallCap S&P 600 Index Fund, Class R-4 [Member]	60	189	329	738
SmallCap S&P 600 Index Fund, Class R-5 [Member]	48	151	263	591

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14.6% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index at the time of each purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the small cap universe. As of December 31, 2013, the market capitalization range of the Index was between approximately $134 million and $4.59 billion. The Fund employs a passive investment approach designed to attempt to track the performance of the Index. The Fund utilizes derivative strategies. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund invests in index futures and exchange-traded funds ("ETFs") on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

Note:
"Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	The R-3 Class shares were first sold on December 6, 2000.

•	The R-1 Class shares were first sold on November 1, 2004.

•
For periods prior to the date on which the R-1 Class began operations, its performance is based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class.

•	These adjustments result in performance (for the periods prior to the date the R-1 Class shares began operations) that is no higher than the historical performance of the R-3 Class shares.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	20.85%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-25.21%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] SmallCap S&P 600 Index Fund [Member]
	Label	1 Year	5 Years	10 Years
SmallCap S&P 600 Index Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	40.90%	21.06%	10.43%
SmallCap S&P 600 Index Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	39.84%	20.74%	9.68%
SmallCap S&P 600 Index Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	23.99%	17.30%	8.50%
SmallCap S&P 600 Index Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	39.76%	20.04%	9.49%
SmallCap S&P 600 Index Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	39.88%	20.21%	9.62%
SmallCap S&P 600 Index Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	40.15%	20.43%	9.83%
SmallCap S&P 600 Index Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	40.43%	20.66%	10.03%
SmallCap S&P 600 Index Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	40.63%	20.81%	10.17%
S&P SmallCap 600 Stock Index [Member]	S&P SmallCap 600 Stock Index (reflects no deduction for fees, expenses, or taxes)	41.31%	21.37%	10.65%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

SmallCap Value Fund II [Member]
SMALLCAP VALUE FUND II
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] SmallCap Value Fund II [Member]
		SmallCap Value II Fund, Institutional Class [Member]	SmallCap Value II Fund, Class R-1 [Member]	SmallCap Value II Fund, Class R-2 [Member]	SmallCap Value II Fund, Class R-3 [Member]	SmallCap Value II Fund, Class R-4 [Member]	SmallCap Value II Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.02%	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses		0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Expenses (as a percentage of Assets)		1.12%	1.99%	1.86%	1.68%	1.49%	1.37%
Fee Waiver or Reimbursement	[1]	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)
Net Expenses (as a percentage of Assets)		1.10%	1.97%	1.84%	1.66%	1.47%	1.35%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2015. The fee waiver will reduce the Fund's Management Fees by 0.024% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the fee waiver prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] SmallCap Value Fund II [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SmallCap Value II Fund, Institutional Class [Member]	112	354	615	1,361
SmallCap Value II Fund, Class R-1 [Member]	200	622	1,070	2,315
SmallCap Value II Fund, Class R-2 [Member]	187	582	1,004	2,178
SmallCap Value II Fund, Class R-3 [Member]	169	527	910	1,985
SmallCap Value II Fund, Class R-4 [Member]	150	469	811	1,777
SmallCap Value II Fund, Class R-5 [Member]	137	432	748	1,644

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60.5% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with small market capitalizations at the time of each purchase. For this Fund, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the Russell 2000® Value Index (as of December 31, 2013, this range was between approximately $36 million and $4.593 billion) or in securities with market capitalizations of $3.5 billion or less. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in real estate investment trusts.
Principal Management Corporation invests between 10% and 35% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index (listed in the Average Annual Total Returns table) by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	Life of Fund results are measured from the date the Fund's shares were first sold (June 1, 2004).

•	The Institutional Class shares were first sold on June 1, 2004.

•	The R-1 Class shares were first sold on November 1, 2004.

•
For periods prior to the date on which the R-1 Class began operations, its performance is based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class.

•	The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	23.87%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-27.06%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] SmallCap Value Fund II [Member]
	Label	1 Year	5 Years	Since Inception	Inception Date
SmallCap Value II Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	39.20%	21.10%	8.96%	Jun. 01, 2004
SmallCap Value II Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	37.00%	20.61%	7.79%
SmallCap Value II Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	23.92%	17.30%	7.06%
SmallCap Value II Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	38.06%	20.04%	8.01%	Jun. 01, 2004
SmallCap Value II Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	38.26%	20.23%	8.15%	Jun. 01, 2004
SmallCap Value II Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	38.43%	20.41%	8.34%	Jun. 01, 2004
SmallCap Value II Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	38.68%	20.67%	8.54%	Jun. 01, 2004
SmallCap Value II Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	38.86%	20.79%	8.67%	Jun. 01, 2004
Russell 2000 Value Index [Member]	Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	34.52%	17.64%	8.63%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

Global Real Estate Securities Fund [Member]
GLOBAL REAL ESTATE SECURITIES FUND
Objective:
The Fund seeks to generate a total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes		PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Global Real Estate Securities Fund [Member] Global Real Estate Securities Fund, Institutional Class [Member]
Management Fees (as a percentage of Assets)		0.88%
Other Expenses (as a percentage of Assets):		0.04%
Expenses (as a percentage of Assets)		0.92%
Fee Waiver or Reimbursement	[1]	none
Net Expenses (as a percentage of Assets)		0.92%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.00% for Institutional class shares. It is expected that the expense limit will continue through the period ending February 28, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Global Real Estate Securities Fund [Member] Global Real Estate Securities Fund, Institutional Class [Member]	94	293	509	1,131

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52.4% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry at the time of each purchase. For the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITS") and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry such as building supply manufacturers, mortgage lenders, and mortgage servicing companies. The Fund invests in equity securities of small, medium, and large market capitalization companies.
REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. REITs in the U.S. are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code.
Some foreign countries have adopted REIT structures that are very similar to those in the United States. Similarities include pass through tax treatment and portfolio diversification. Other countries may have REIT structures that are significantly different than the U.S. or may not have adopted a REIT like structure at all. The Fund invests a significant percentage of its portfolio in REITs and foreign REIT-like entities.
The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. The Fund typically has investments located in a number of different countries, including the U.S. and countries with emerging securities markets.

The Fund uses derivatives instruments. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund engages in certain options transactions, enters into financial futures contracts, currency forwards, and related options for the purpose of portfolio hedging and other purposes.
The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry.
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.

Principal Risks
The Fund may be an appropriate investment for investors who seek a total return, want to invest in U.S. and non-U.S. companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Basis Risk. A hedge using derivatives and/or securities could expose the fund to basis risk. Basis risk could arise when the change in price of the hedge may not match the change in price of the asset it hedges. In other words, the hedge could move in a direction that does not match the asset it is trying to hedge.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Industry Concentration Risk (Real Estate). A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries. A fund concentrating in the real estate industry can be subject to the risks associated with direct ownership of real estate, securities of companies in the real estate industry, and/or real estate investment trusts.
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
Life of Fund results are measured from the date the Fund's shares were first sold (October 1, 2007).
During 2010, the Institutional Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	31.10%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-29.70%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Global Real Estate Securities Fund [Member]
	Label	1 Year	5 Years	Since Inception		Inception Date
Global Real Estate Securities Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	5.85%	17.86%	1.44%	[1]	Oct. 01, 2007
Global Real Estate Securities Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	3.50%	15.89%	(0.12%)	[1]
Global Real Estate Securities Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	3.68%	13.66%	0.48%	[1]
FTSE EPRA/NAREIT Developed Index [Member]	FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)	4.39%	16.06%	(0.30%)
[1]	During 2010, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Real Estate Securities Fund [Member]
REAL ESTATE SECURITIES FUND
Objective:
The Fund seeks to generate a total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Real Estate Securities Fund [Member]
	Real Estate Securities, Institutional Class [Member]	Real Estate Securities, Class R-1 [Member]	Real Estate Securities, Class R-2 [Member]	Real Estate Securities, Class R-3 [Member]	Real Estate Securities, Class R-4 [Member]	Real Estate Securities, Class R-5 [Member]
Management Fees (as a percentage of Assets)	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.05%	0.53%	0.45%	0.32%	0.28%	0.26%
Net Expenses (as a percentage of Assets)	0.88%	1.71%	1.58%	1.40%	1.21%	1.09%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Real Estate Securities Fund [Member] (USD $)
	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Real Estate Securities, Institutional Class [Member]	90	281	488	1,084
Real Estate Securities, Class R-1 [Member]	174	539	928	2,019
Real Estate Securities, Class R-2 [Member]	161	499	860	1,878
Real Estate Securities, Class R-3 [Member]	143	443	766	1,680
Real Estate Securities, Class R-4 [Member]	123	384	665	1,466
Real Estate Securities, Class R-5 [Member]	111	347	601	1,329

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42.1% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry at the time of each purchase. For this Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs") and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The Fund invests in equity securities of small, medium, and large market capitalization companies.
REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. REITs are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code.
The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry.
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.

Principal Risks
The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Industry Concentration Risk (Real Estate). A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries. A fund concentrating in the real estate industry can be subject to the risks associated with direct ownership of real estate, securities of companies in the real estate industry, and/or real estate investment trusts.
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	The R-3 Class shares were first sold on December 6, 2000.

•	The R-1 Class shares were first sold on November 1, 2004.

•
For periods prior to the date on which the R-1 Class began operations, its performance is based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class.

•	These adjustments result in performance (for the periods prior to the date the R-1 Class shares began operations) that is no higher than the historical performance of the R-3 Class shares.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	33.10%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-33.84%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Real Estate Securities Fund [Member]
	Label	1 Year	5 Years	10 Years
Real Estate Securities, Institutional Class [Member]	Institutional Class Return Before Taxes	4.05%	16.41%	9.66%
Real Estate Securities, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	(0.22%)	14.84%	7.86%
Real Estate Securities, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	5.17%	12.89%	7.70%
Real Estate Securities, Class R-1 [Member]	Class R-1 Return Before Taxes	3.16%	15.40%	8.71%
Real Estate Securities, Class R-2 [Member]	Class R-2 Return Before Taxes	3.33%	15.55%	8.85%
Real Estate Securities, Class R-3 [Member]	Class R-3 Return Before Taxes	3.49%	15.76%	9.05%
Real Estate Securities, Class R-4 [Member]	Class R-4 Return Before Taxes	3.68%	15.99%	9.26%
Real Estate Securities, Class R-5 [Member]	Class R-5 Return Before Taxes	3.84%	16.11%	9.38%
MSCI US REIT Index [Member]	MSCI US REIT Index (reflects no deduction for fees, expenses, or taxes)	2.47%	16.73%	8.40%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Diversified International Fund [Member]
DIVERSIFIED INTERNATIONAL FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Diversified International Fund [Member]
	Diversified International Fund, Institutional Class [Member]	Diversified International Fund, Class R-1 [Member]	Diversified International Fund, Class R-2 [Member]	Diversified International Fund, Class R-3 [Member]	Diversified International Fund, Class R-4 [Member]	Diversified International Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.03%	0.55%	0.47%	0.34%	0.30%	0.28%
Net Expenses (as a percentage of Assets)	0.87%	1.74%	1.61%	1.43%	1.24%	1.12%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Diversified International Fund [Member] (USD $)
	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Diversified International Fund, Institutional Class [Member]	89	278	482	1,073
Diversified International Fund, Class R-1 [Member]	177	548	944	2,052
Diversified International Fund, Class R-2 [Member]	164	508	876	1,911
Diversified International Fund, Class R-3 [Member]	146	452	782	1,713
Diversified International Fund, Class R-4 [Member]	126	393	681	1,500
Diversified International Fund, Class R-5 [Member]	114	356	617	1,363

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76.9% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in equity securities of companies domiciled in any of the nations of the world. The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in at least 30 countries. Primary consideration is given to securities of corporations of developed areas, such as Japan, Western Europe, Canada, Australia, and New Zealand; however, the Fund also invests in emerging market securities. The Fund invests in equity securities of small, medium, and large market capitalization companies.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital in U.S. and non-U.S. markets, including emerging markets, who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international equity securities which trade in non-U.S. currencies.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	The R-3 Class shares were first sold on December 6, 2000.

•	The R-1 Class shares were first sold on November 1, 2004.

•
For periods prior to the date on which the R-1 Class began operations, its performance is based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class.

•	These adjustments result in performance (for the periods prior to the date the R-1 Class shares began operations) that is no higher than the historical performance of the R-3 Class shares.

•
During 2010, the R-5 Class experienced a significant one-time gain approximately $0.08/share as the result of a settlement in an SEC administrative proceeding. If such a gain had not been recognized, the total return amounts expressed herein would have been lower.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	21.29%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘08	-24.03%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Diversified International Fund [Member]
	Label	1 Year	5 Years		10 Years
Diversified International Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	18.73%	12.48%		7.85%
Diversified International Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	18.32%	12.36%		7.21%
Diversified International Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	11.19%	10.28%		6.73%
Diversified International Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	17.68%	11.51%		6.92%
Diversified International Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	17.78%	11.65%		7.07%
Diversified International Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	18.07%	11.84%		7.25%
Diversified International Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	18.26%	12.07%		7.43%
Diversified International Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	18.45%	12.41%	[1]	7.67%	[1]
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	22.78%	12.44%		6.91%
MSCI ACWI Ex-U.S. Index [Member]	MSCI ACWI Ex-U.S. Index (reflects no deduction for fees, expenses, or taxes)	15.29%	12.81%		7.57%
[1]	During 2010, the Class experienced a significant one-time gain of approximately $0.08/share as the result of a settlement in an SEC administrative proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.
Effective March 1, 2014, the Fund’s primary benchmark will change from the MSCI EAFE Index NDTR D to the MSCI ACWI Ex-U.S. because the MSCI ACWI Ex-U.S. more closely aligns with the Fund’s investments in developed and emerging markets than the MSCI EAFE Index NDTR D.

International Emerging Markets Fund [Member]
INTERNATIONAL EMERGING MARKETS FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] International Emerging Markets Fund [Member]
	International Emerging Markets Fund, Institutional Class [Member]	International Emerging Markets Fund, Class R-1 [Member]	International Emerging Markets Fund, Class R-2 [Member]	International Emerging Markets Fund, Class R-3 [Member]	International Emerging Markets Fund, Class R-4 [Member]	International Emerging Markets Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.06%	0.58%	0.50%	0.37%	0.33%	0.31%
Net Expenses (as a percentage of Assets)	1.24%	2.11%	1.98%	1.80%	1.61%	1.49%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] International Emerging Markets Fund [Member] (USD $)
	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
International Emerging Markets Fund, Institutional Class [Member]	126	393	681	1,500
International Emerging Markets Fund, Class R-1 [Member]	214	661	1,134	2,441
International Emerging Markets Fund, Class R-2 [Member]	201	621	1,068	2,306
International Emerging Markets Fund, Class R-3 [Member]	183	566	975	2,116
International Emerging Markets Fund, Class R-4 [Member]	164	508	876	1,911
International Emerging Markets Fund, Class R-5 [Member]	152	471	813	1,779

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 117.2% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of each purchase. Emerging market companies are:

•	companies with their principal place of business or principal office in emerging market countries or

•	companies whose principal securities trading market is an emerging market country.
Here, "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the MSCI Emerging Markets Index or Barclays Emerging Markets USD Aggregate Bond). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, and New Zealand, and most nations located in Western Europe. The Fund invests in equity securities of small, medium, and large market capitalization companies. The Fund actively trades portfolio securities.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international equity securities which trade in non-U.S. currencies.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Active Trading Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	The R-3 Class shares were first sold on December 6, 2000.

•	The R-1 Class shares were first sold on November 1, 2004.

•
For periods prior to the date on which the R-1 Class began operations, its performance is based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class.

•	These adjustments result in performance (for the periods prior to the date the R-1 Class shares began operations) that is no higher than the historical performance of the R-3 Class shares.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	29.13%
Lowest return for a quarter during the period of the bar chart above:	Q3 '08	-29.07%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] International Emerging Markets Fund [Member]
	Label	1 Year	5 Years	10 Years
International Emerging Markets Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	(4.60%)	13.68%	11.16%
International Emerging Markets Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	(4.57%)	13.76%	10.07%
International Emerging Markets Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	(2.23%)	11.37%	9.28%
International Emerging Markets Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	(5.42%)	12.70%	10.19%
International Emerging Markets Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	(5.32%)	12.85%	10.34%
International Emerging Markets Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	(5.14%)	13.06%	10.54%
International Emerging Markets Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	(4.97%)	13.26%	10.76%
International Emerging Markets Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	(4.83%)	13.40%	10.88%
MSCI-Emerging Markets NDTR D Index [Member]	MSCI Emerging Markets NDTR D Index (reflects no deduction for fees, expenses, or taxes)	(2.60%)	14.79%	11.17%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

International Fund I [Member]
INTERNATIONAL FUND I
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] International Fund I [Member]
		International I Fund, Institutional Class [Member]	International I Fund, Class R-1 [Member]	International I Fund, Class R-2 [Member]	International I Fund, Class R-3 [Member]	International I Fund, Class R-4 [Member]	International I Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.96%	0.96%	0.96%	0.96%	0.96%	0.96%
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.06%	0.57%	0.49%	0.36%	0.32%	0.30%
Expenses (as a percentage of Assets)		1.02%	1.88%	1.75%	1.57%	1.38%	1.26%
Fee Waiver or Reimbursement	[1]	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Net Expenses (as a percentage of Assets)		0.97%	1.83%	1.70%	1.52%	1.33%	1.21%
[1]	Principal Management Corporation has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2015. The fee waiver will reduce the Fund's Management Fees by 0.046% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the fee waiver prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] International Fund I [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
International I Fund, Institutional Class [Member]	99	319	558	1,243
International I Fund, Class R-1 [Member]	186	585	1,011	2,196
International I Fund, Class R-2 [Member]	173	545	943	2,058
International I Fund, Class R-3 [Member]	155	490	850	1,862
International I Fund, Class R-4 [Member]	135	431	750	1,652
International I Fund, Class R-5 [Member]	123	394	686	1,517

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50.6% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in equity securities of foreign companies. Usually, the Fund's investments are diversified across many different countries and regions, including countries with emerging markets. The Fund invests in equity securities of small, medium, and large market capitalization companies.
The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
Principal Management Corporation invests between 10% and 35% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index (listed in the Average Annual Total Returns table) by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S., including emerging markets, who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international equity securities which trade in non-U.S. currencies.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	Life of Fund results are measured from the date the Fund's shares were first sold (December 29, 2003).

•	The Institutional Class shares were first sold on December 29, 2003.

•	The R-2, R-3, R-4, and R-5 Class shares were first sold on June 1, 2004.

•	The R-1 Class shares were first sold on November 1, 2004.

•
For periods prior to the date on which these classes began operations, their performance is based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of these classes.

•	The adjustments result in performance (for the periods prior to the date these classes began operations) that is no higher than the historical performance of the Institutional Class shares.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	22.60%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	-22.83%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] International Fund I [Member]	Label	1 Year	5 Years	10 Years	Inception Date
International I Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	20.08%	10.84%	6.41%	Dec. 29, 2003
International I Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	19.83%	10.76%	5.89%
International I Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	11.95%	8.92%	5.43%
International I Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	19.01%	9.90%	5.50%	Dec. 29, 2003
International I Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	19.15%	10.02%	5.63%	Dec. 29, 2003
International I Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	19.36%	10.24%	5.81%	Dec. 29, 2003
International I Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	19.67%	10.45%	6.02%	Dec. 29, 2003
International I Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	19.76%	10.59%	6.15%	Dec. 29, 2003
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	22.78%	12.44%	6.91%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

Overseas Fund f/k/a International Value Fund I [Member]
OVERSEAS FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Overseas Fund f/k/a International Value Fund I [Member]
		Overseas Fund, Institutional Class [Member]	Overseas Fund, Class R-1 [Member]	Overseas Fund, Class R-2 [Member]	Overseas Fund, Class R-3 [Member]	Overseas Fund, Class R-4 [Member]	Overseas Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		1.07%	1.07%	1.07%	1.07%	1.07%	1.07%
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.03%	0.55%	0.47%	0.34%	0.30%	0.28%
Expenses (as a percentage of Assets)		1.10%	1.97%	1.84%	1.66%	1.47%	1.35%
Fee Waiver or Reimbursement	[1]	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)
Net Expenses (as a percentage of Assets)		1.07%	1.94%	1.81%	1.63%	1.44%	1.32%
[1]	Principal Management Corporation has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2015. The fee waiver will reduce the Fund's Management Fees by 0.03% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the fee waiver prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Overseas Fund f/k/a International Value Fund I [Member] (USD $)
	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Overseas Fund, Institutional Class [Member]	109	346	603	1,337
Overseas Fund, Class R-1 [Member]	197	615	1,059	2,293
Overseas Fund, Class R-2 [Member]	184	575	992	2,156
Overseas Fund, Class R-3 [Member]	166	520	899	1,962
Overseas Fund, Class R-4 [Member]	147	461	799	1,754
Overseas Fund, Class R-5 [Member]	134	424	736	1,621

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35.3% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of foreign companies at the time of each purchase. Foreign companies are:

•	companies with their principal place of business or principal office outside the U.S. or

•	companies whose principal securities trading market is outside the U.S.
The Fund invests in emerging market countries. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund invests in equity securities of small, medium, and large market capitalization companies.
Principal Management Corporation invests between 10% and 35% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index (listed in the Average Annual Total Returns table) by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S., including emerging markets, who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international equity securities which trade in non-U.S. currencies.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2008).

•	Institutional Class shares were first sold on September 30, 2008.

•	The R-1, R-2, R-3, R-4, and R-5 Class shares were first sold on March 1, 2012.

•
For periods prior to the date on which these classes began operations, their performance is based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of these classes.

•	The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2' 09	22.88%
Lowest return for a quarter during the period of the bar chart above:	Q3' 11	-21.11%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Overseas Fund f/k/a International Value Fund I [Member]
	Label	1 Year	5 Years	Since Inception	Inception Date
Overseas Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	21.70%	12.11%	8.88%	Sep. 30, 2008
Overseas Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	19.95%	11.07%	7.91%
Overseas Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	13.85%	9.86%	7.20%
Overseas Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	20.63%	11.14%	7.93%	Sep. 30, 2008
Overseas Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	20.85%	11.30%	8.08%	Sep. 30, 2008
Overseas Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	20.99%	11.48%	8.25%	Sep. 30, 2008
Overseas Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	21.21%	11.71%	8.47%	Sep. 30, 2008
Overseas Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	21.37%	11.84%	8.60%	Sep. 30, 2008
MSCI EAFE Value Index [Member]	MSCI EAFE Value Index (reflects no deduction for fees, expenses, or taxes)	22.95%	11.99%	6.80%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

Bond & Mortgage Securities Fund [Member]
BOND & MORTGAGE SECURITIES FUND
Objective:
The Fund seeks to provide current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Bond & Mortgage Securities Fund [Member]
	Bond & Mortgage Securities Fund, Institutional Class [Member]	Bond & Mortgage Securities Fund, Class R-1 [Member]	Bond & Mortgage Securities Fund, Class R-2 [Member]	Bond & Mortgage Securities Fund, Class R-3 [Member]	Bond & Mortgage Securities Fund, Class R-4 [Member]	Bond & Mortgage Securities Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	none	0.53%	0.45%	0.32%	0.28%	0.26%
Net Expenses (as a percentage of Assets)	0.52%	1.40%	1.27%	1.09%	0.90%	0.78%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Bond & Mortgage Securities Fund [Member] (USD $)
	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Bond & Mortgage Securities Fund, Institutional Class [Member]	53	167	291	653
Bond & Mortgage Securities Fund, Class R-1 [Member]	143	443	766	1,680
Bond & Mortgage Securities Fund, Class R-2 [Member]	129	403	697	1,534
Bond & Mortgage Securities Fund, Class R-3 [Member]	111	347	601	1,329
Bond & Mortgage Securities Fund, Class R-4 [Member]	92	287	498	1,108
Bond & Mortgage Securities Fund, Class R-5 [Member]	80	249	433	966

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 205.6% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in intermediate maturity fixed-income or debt securities rated BBB- or higher by Standard & Poor's Rating Service ("S&P") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") at the time of each purchase, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; asset-backed securities or mortgage-backed securities representing an interest in a pool of mortgage loans or other assets; debt securities and taxable municipal bonds; and debt securities issued or guaranteed by foreign governments payable in U.S. dollars. The Fund also invests in foreign securities, and up to 20% of its assets in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). Under normal circumstances, the Fund maintains an average portfolio duration that is within ±15% or ±0.75 year (whichever is greater) of the duration of the Barclays U.S. Aggregate Bond Index, which as of December 31, 2013 was 5.55 years.
The Fund actively trades securities and enters into dollar roll transactions which may involve leverage. The Fund utilizes derivative strategies for hedging or managing fixed income exposure. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund invests in Treasury futures or interest rate swaps to manage the fixed-income exposure (including for hedging purposes) and credit default swaps to increase or decrease, in an efficient manner, exposures to certain sectors or individual issuers. The Fund uses forwards to manage its foreign currency exposure.
During the fiscal year ended October 31, 2013, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

54.50% in securities rated Aaa	19.52% in securities rated Baa	1.46% in securities rated Caa	0.00% in securities rated D
2.76% in securities rated Aa	5.08% in securities rated Ba	0.00% in securities rated Ca	1.02% in securities not rated
10.58% in securities rated A	5.06% in securities rated B	0.02% in securities rated C

Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Active Trading Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.
Basis Risk. A hedge using derivatives and/or securities could expose the fund to basis risk. Basis risk could arise when the change in price of the hedge may not match the change in price of the asset it hedges. In other words, the hedge could move in a direction that does not match the asset it is trying to hedge.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.
Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	The R-3 Class shares were first sold on December 6, 2000.

•	The R-1 Class shares were first sold on November 1, 2004.

•
For periods prior to the date on which the R-1 Class began operations, its performance is based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class.

•	These adjustments result in performance (for the periods prior to the date the R-1 Class shares began operations) that is no higher than the historical performance of the R-3 Class shares.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	9.19%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-6.05%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Bond & Mortgage Securities Fund [Member]
	Label	1 Year	5 Years	10 Years
Bond & Mortgage Securities Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	(1.03%)	8.66%	4.16%
Bond & Mortgage Securities Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	(2.12%)	7.26%	2.73%
Bond & Mortgage Securities Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	(0.58%)	6.26%	2.71%
Bond & Mortgage Securities Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	(1.90%)	7.71%	3.24%
Bond & Mortgage Securities Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	(1.78%)	7.85%	3.38%
Bond & Mortgage Securities Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	(1.69%)	8.04%	3.56%
Bond & Mortgage Securities Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	(1.48%)	8.26%	3.76%
Bond & Mortgage Securities Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	(1.38%)	8.37%	3.89%
Barclays Aggregate Bond Index [Member]	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(2.02%)	4.44%	4.55%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

Core Plus Bond I Fund [Member]
CORE PLUS BOND FUND I
Objective:
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Core Plus Bond I Fund [Member]
	Core Plus Bond I Fund, Institutional Class [Member]	Core Plus Bond I Fund, Class R-1 [Member]	Core Plus Bond I Fund, Class R-2 [Member]	Core Plus Bond I Fund, Class R-3 [Member]	Core Plus Bond I Fund, Class R-4 [Member]	Core Plus Bond I Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Net Expenses (as a percentage of Assets)	0.56%	1.43%	1.30%	1.12%	0.93%	0.81%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Core Plus Bond I Fund [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Core Plus Bond I Fund, Institutional Class [Member]	57	179	313	701
Core Plus Bond I Fund, Class R-1 [Member]	146	452	782	1,713
Core Plus Bond I Fund, Class R-2 [Member]	132	412	713	1,568
Core Plus Bond I Fund, Class R-3 [Member]	114	356	617	1,363
Core Plus Bond I Fund, Class R-4 [Member]	95	296	515	1,143
Core Plus Bond I Fund, Class R-5 [Member]	83	259	450	1,002

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 254.1% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of fixed-income instruments of varying maturities, represented by forwards or derivatives such as options, futures contracts, or swap agreements, at the time of each purchase. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, asset-backed securities or mortgage-backed securities representing an interest in a pool of mortgage loans or other assets, and debt securities and taxable municipal bonds. The average portfolio duration of this Fund normally varies within ±2 years of the duration of the Barclays U.S. Aggregate Bond Index, which as of December 31, 2013 was 5.27 years, as calculated by PIMCO. The Fund invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). The Fund invests in securities denominated in foreign currencies and in securities of foreign issuers, including securities tied to emerging market countries.
The Fund actively trades securities. The Fund takes short positions. The Fund may also, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls); this may involve leverage.

Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Active Trading Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.
Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Short Sale Risk. A short sale involves the sale by the fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the fund.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2008).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	4.06%
Lowest return for a quarter during the period of the bar chart above:	Q2 '13	-3.34%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Core Plus Bond I Fund [Member]	Label	1 Year	5 Years	Since Inception	Inception Date
Core Plus Bond I Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	(1.78%)	4.85%	5.77%
Core Plus Bond I Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	(2.81%)	3.35%	4.30%
Core Plus Bond I Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	(1.01%)	3.24%	3.99%	Sep. 30, 2008
Core Plus Bond I Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	(2.69%)	3.93%	4.86%	Sep. 30, 2008
Core Plus Bond I Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	(2.48%)	4.09%	5.02%	Sep. 30, 2008
Core Plus Bond I Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	(2.28%)	4.26%	5.19%	Sep. 30, 2008
Core Plus Bond I Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	(2.15%)	4.50%	5.42%	Sep. 30, 2008
Core Plus Bond I Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	(2.02%)	4.58%	5.51%	Sep. 30, 2008
Barclays Aggregate Bond Index [Member]	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(2.02%)	4.44%	5.12%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

Government & High Quality Bond Fund f/k/a Mortgage Securities Fund [Member]
GOVERNMENT & HIGH QUALITY BOND FUND
Objective:
The Fund seeks to provide a high level of current income consistent with safety and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Government & High Quality Bond Fund f/k/a Mortgage Securities Fund [Member]
		Government & High Quality Bond Fund, Institutional Class [Member]	Government & High Quality Bond Fund, Class R-1 [Member]	Government & High Quality Bond Fund, Class R-2 [Member]	Government & High Quality Bond Fund, Class R-3 [Member]	Government & High Quality Bond Fund, Class R-4 [Member]	Government & High Quality Bond Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Expenses (as a percentage of Assets)		0.51%	1.38%	1.25%	1.07%	0.88%	0.76%
Fee Waiver or Reimbursement	[1]		(0.09%)	(0.09%)	(0.09%)	(0.09%)	(0.09%)
Net Expenses (as a percentage of Assets)		0.51%	1.29%	1.16%	0.98%	0.79%	0.67%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.29% for Class R-1, 1.16% for Class R-2, 0.98% for Class R-3, 0.79% for Class R-4, and 0.67% for Class R-5 shares. It is expected that the expense limit will continue through the period ending February 28, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Government & High Quality Bond Fund f/k/a Mortgage Securities Fund [Member] (USD $)
	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Government & High Quality Bond Fund, Institutional Class [Member]	52	164	285	640
Government & High Quality Bond Fund, Class R-1 [Member]	131	427	745	1,648
Government & High Quality Bond Fund, Class R-2 [Member]	118	386	676	1,502
Government & High Quality Bond Fund, Class R-3 [Member]	100	330	580	1,296
Government & High Quality Bond Fund, Class R-4 [Member]	81	270	477	1,075
Government & High Quality Bond Fund, Class R-5 [Member]	68	232	412	932

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41.1% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued by the U.S. government, its agencies or instrumentalities or securities that are rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including but not limited to mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities at the time of each purchase. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Barclays Fixed-Rate MBS Index, which as of December 31, 2013 was 5.70 years. The Fund also invests in mortgage-backed securities that are not issued by the U.S. government, its agencies or instrumentalities or rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities.

Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.

•	The R-1, R-2, R-3, R-4, and R-5 Class shares were first sold on December 15, 2008.

•	Performance for periods prior to that date is based on the performance of the predecessor fund.

•	The predecessor Fund commenced operations on May 4, 1984.

•
On March 1, 2004, the investment policies of the predecessor fund were modified. As a result, the predecessor Fund’s performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '06	3.41%
Lowest return for a quarter during the period of the bar chart above:	Q2 '13	-2.06%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Government & High Quality Bond Fund f/k/a Mortgage Securities Fund [Member]
	Label	1 Year	5 Years	10 Years
Government & High Quality Bond Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	(1.49%)	4.61%	4.43%
Government & High Quality Bond Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	(2.84%)	3.12%	2.81%
Government & High Quality Bond Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	(0.84%)	3.02%	2.82%
Government & High Quality Bond Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	(2.17%)	3.80%	3.64%
Government & High Quality Bond Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	(2.04%)	3.93%	3.78%
Government & High Quality Bond Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	(1.86%)	4.12%	3.96%
Government & High Quality Bond Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	(1.68%)	4.32%	4.09%
Government & High Quality Bond Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	(1.65%)	4.44%	4.15%
Barclays MBS Fixed Rate Index [Member]	Barclays MBS Fixed Rate Index (reflects no deduction for fees, expenses or taxes)	(1.45%)	3.70%	4.64%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

High Yield Fund [Member]
HIGH YIELD FUND
Objective:
The Fund seeks to provide a relatively high level of current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes		PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] High Yield Fund [Member] High Yield Fund, Institutional Class [Member]
Management Fees (as a percentage of Assets)		0.51%
Other Expenses (as a percentage of Assets):		0.08%
Expenses (as a percentage of Assets)		0.59%
Fee Waiver or Reimbursement	[1]	(0.01%)
Net Expenses (as a percentage of Assets)		0.58%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.61% for Institutional class shares. It is expected that the expense limit will continue through the period ending February 28, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] High Yield Fund [Member] High Yield Fund, Institutional Class [Member]	59	188	328	737

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69.6% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of each purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). The Fund also invests in bank loans (also known as senior floating rate interests) and securities of foreign issuers, including those located in developing or emerging countries. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Barclays US High Yield 2% Issuer Capped Index, which as of December 31, 2013 was 4.15 years.
During the fiscal year ended October 31, 2013, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

0.00% in securities rated Aaa	7.81% in securities rated Baa	15.27% in securities rated Caa	0.00% in securities rated D
0.00% in securities rated Aa	33.72% in securities rated Ba	0.04% in securities rated Ca	4.65% in securities not rated
0.07% in securities rated A	38.44% in securities rated B	0.00% in securities rated C

Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in "junk bonds," foreign securities and emerging markets.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.

•	Performance for periods prior to that date is based on the performance of the predecessor fund.

•	The predecessor fund commenced operations on April 8, 1998.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	18.85%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-11.84%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] High Yield Fund [Member]	Label	1 Year	5 Years	10 Years
High Yield Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	7.25%	16.00%	9.20%
High Yield Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	3.66%	12.22%	5.88%
High Yield Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	4.35%	11.34%	5.97%
Barclays U.S. Corporate High Yield 2% Issuer Capped Index [Member]	Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)	7.44%	18.96%	8.61%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

High Yield Fund I [Member]
HIGH YIELD FUND I
Objective:
The Fund seeks high current income
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes	PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] High Yield Fund I [Member] High Yield I Fund, Institutional Class [Member]
Management Fees (as a percentage of Assets)	0.63%
Other Expenses (as a percentage of Assets):	0.02%
Net Expenses (as a percentage of Assets)	0.65%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] High Yield Fund I [Member] High Yield I Fund, Institutional Class [Member]	66	208	362	810

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67.0% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of each purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). The Fund also invests in bank loans (also known as senior floating rate interests) and securities of foreign issuers. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Barclays US High Yield 2% Issuer Capped Index, which as of December 31, 2013 was 4.15 years.
During the fiscal year ended October 31, 2013, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

0.00% in securities rated Aaa	7.92% in securities rated Baa	10.73% in securities rated Caa	0.05% in securities rated D
0.00% in securities rated Aa	38.38% in securities rated Ba	0.06% in securities rated Ca	0.87% in securities not rated
0.30% in securities rated A	41.69% in securities rated B	0.00% in securities rated C

Principal Risks
The Fund may be an appropriate investment for investors seeking asset class diversification by investing in a fixed-income mutual fund and who are willing to accept the risks associated with investing in "junk bonds."
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
Life of Fund results are measured from the date the Fund's shares were first sold (December 29, 2004).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	19.02%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-14.40%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] High Yield Fund I [Member]	Label	1 Year	5 Years	Since Inception	Inception Date
High Yield I Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	7.06%	17.47%	8.47%	Dec. 29, 2004
High Yield I Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	3.89%	14.08%	5.75%
High Yield I Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	4.23%	12.81%	5.60%
Barclays U.S. Corporate High Yield 2% Issuer Capped Index [Member]	Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)	7.44%	18.96%	8.34%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Income Fund [Member]
INCOME FUND
Objective:
The Fund seeks to provide a high level of current income consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Income Fund [Member]	Income Fund, Institutional Class [Member]	Income Fund, Class R-1 Shares [Member]	Income Fund, Class R-2 Shares [Member]	Income Fund, Class R-3 Shares [Member]	Income Fund, Class R-4 Shares [Member]	Income Fund, Class R-5 Shares [Member]
Management Fees (as a percentage of Assets)	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Net Expenses (as a percentage of Assets)	0.50%	1.37%	1.24%	1.06%	0.87%	0.75%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Income Fund [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Income Fund, Institutional Class [Member]	51	160	280	628
Income Fund, Class R-1 Shares [Member]	139	434	750	1,646
Income Fund, Class R-2 Shares [Member]	126	393	681	1,500
Income Fund, Class R-3 Shares [Member]	108	337	585	1,294
Income Fund, Class R-4 Shares [Member]	89	278	482	1,073
Income Fund, Class R-5 Shares [Member]	77	240	417	930

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20.7% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S. government securities, and mortgage-backed securities (including collateralized mortgage obligations), up to 35% of which may be in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Barclays U.S. Aggregate Bond Index, which as of December 31, 2013 was 5.55 years. The Fund also invests in foreign securities and real estate investment trust ("REIT") securities.
During the fiscal year ended October 31, 2013, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

27.97% in securities rated Aaa	37.35% in securities rated Baa	1.97% in securities rated Caa	0.00% in securities rated D
2.00% in securities rated Aa	3.62% in securities rated Ba	0.00% in securities rated Ca	0.93% in securities not rated
18.93% in securities rated A	7.23% in securities rated B	0.00% in securities rated C

Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in "junk bonds," foreign securities, and real estate investment trust securities.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.

•	The R-1, R-2, R-3, R-4 and R-5 Class shares were first sold on March 1, 2010.

•	Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the respective fees and expenses of these classes.

•	The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares.

•	The predecessor fund commenced operations on December 15, 1975.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	10.34%
Lowest return for a quarter during the period of the bar chart above:	Q3 '08	-4.64%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Income Fund [Member]	Label	1 Year	5 Years	10 Years
Income Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	0.06%	8.92%	5.80%
Income Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	(1.68%)	6.86%	3.74%
Income Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	0.03%	6.19%	3.70%
Income Fund, Class R-1 Shares [Member]	Class R-1 Return Before Taxes	(0.80%)	7.97%	4.90%
Income Fund, Class R-2 Shares [Member]	Class R-2 Return Before Taxes	(0.67%)	8.13%	5.05%
Income Fund, Class R-3 Shares [Member]	Class R-3 Return Before Taxes	(0.39%)	8.34%	5.25%
Income Fund, Class R-4 Shares [Member]	Class R-4 Return Before Taxes	(0.30%)	8.52%	5.42%
Income Fund, Class R-5 Shares [Member]	Class R-5 Return Before Taxes	(0.08%)	8.61%	5.46%
Barclays Aggregate Bond Index [Member]	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(2.02%)	4.44%	4.55%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

Inflation Protection Fund [Member]
INFLATION PROTECTION FUND
Objective:
The Fund seeks to provide current income and real (after inflation) total returns.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Inflation Protection Fund [Member]
	Inflation Protection Fund, Institutional Class [Member]	Inflation Protection Fund, Class R-1 [Member]	Inflation Protection Fund, Class R-2 [Member]	Inflation Protection Fund, Class R-3 [Member]	Inflation Protection Fund, Class R-4 [Member]	Inflation Protection Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.01%	0.54%	0.46%	0.33%	0.29%	0.27%
Net Expenses (as a percentage of Assets)	0.40%	1.28%	1.15%	0.97%	0.78%	0.66%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Inflation Protection Fund [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Inflation Protection Fund, Institutional Class [Member]	41	128	224	505
Inflation Protection Fund, Class R-1 [Member]	130	406	702	1,545
Inflation Protection Fund, Class R-2 [Member]	117	365	633	1,398
Inflation Protection Fund, Class R-3 [Member]	99	309	536	1,190
Inflation Protection Fund, Class R-4 [Member]	80	249	433	966
Inflation Protection Fund, Class R-5 [Member]	67	211	368	822

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 100.9% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index. The Fund also invests in foreign securities, U.S. Treasuries and agency securities. The Fund utilizes derivative strategies, including financial futures contracts, swaps, currency forwards, and options for purposes of managing or adjusting the risk profile (for example, duration) of the Fund. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The Fund actively trades portfolio securities.

Principal Risks
The Fund may be an appropriate investment for investors who want their income and principal investments to keep pace with inflation over time.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Active Trading Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
Life of Fund results are measured from the date the Fund's shares were first sold (December 29, 2004).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '11	4.42%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-10.23%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Inflation Protection Fund [Member]
	Label	1 Year	5 Years	Since Inception	Inception Date
Inflation Protection Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	(8.37%)	4.72%	1.37%	Dec. 29, 2004
Inflation Protection Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	(8.81%)	4.18%	0.19%
Inflation Protection Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	(4.44%)	3.51%	0.66%
Inflation Protection Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	(9.09%)	3.85%	0.52%	Dec. 29, 2004
Inflation Protection Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	(8.96%)	3.97%	0.63%	Dec. 29, 2004
Inflation Protection Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	(8.81%)	4.15%	0.81%	Dec. 29, 2004
Inflation Protection Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	(8.67%)	4.34%	0.98%	Dec. 29, 2004
Inflation Protection Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	(8.62%)	4.46%	1.12%	Dec. 29, 2004
Barclays US Treasury Tips Index [Member]	Barclays US Treasury TIPS Index (reflects no deduction for fees, expenses, or taxes)	(8.61%)	5.63%	4.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

Money Market Fund [Member]
MONEY MARKET FUND
Objective:
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes	PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Money Market Fund [Member] Money Market Fund, Institutional Class [Member]
Management Fees (as a percentage of Assets)	0.39%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.01%
Net Expenses (as a percentage of Assets)	0.42%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Money Market Fund [Member] Money Market Fund, Institutional Class [Member]	43	135	235	530

Principal Investment Strategies
The Fund seeks to maintain a stable net asset value of $1.00 per share by investing its assets in a portfolio of high quality, short-term money market instruments such as those issued by banks, corporations (U.S. and non-U.S.), municipalities and the U.S. government. Such instruments include certificates of deposit, bankers acceptances, commercial paper, treasury bills, bonds, and shares of other money market funds. The Fund maintains a dollar weighted average portfolio maturity of 60 days or less. As with all mutual funds, the value of the Fund's assets may rise or fall.

Principal Risks
The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much risk to principal.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q4 '06	1.27%
Lowest return for a quarter during the period of the bar chart above:	Q4 '13	0.00%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Money Market Fund [Member]	Label	1 Year	5 Years	10 Years
Money Market Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	none	0.05%	1.65%
Barclays U.S. Treasury Bellwethers 3 Month Index [Member]	Barclays U.S. Treasury Bellwethers 3 Month Index (reflects no deduction for fees, expenses, or taxes)	0.08%	0.14%	1.71%

Short-Term Income Fund [Member]
SHORT-TERM INCOME FUND
Objective:
The Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Short-Term Income Fund [Member]
		Short-Term Income Fund, Institutional Class [Member]	Short-Term Income Fund, Class R-1 Shares [Member]	Short-Term Income Fund, Class R-2 Shares [Member]	Short-Term Income Fund, Class R-3 Shares [Member]	Short-Term Income Fund, Class R-4 Shares [Member]	Short-Term Income Fund, Class R-5 Shares [Member]
Management Fees (as a percentage of Assets)		0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.03%	0.53%	0.46%	0.32%	0.28%	0.26%
Expenses (as a percentage of Assets)		0.45%	1.30%	1.18%	0.99%	0.80%	0.68%
Fee Waiver or Reimbursement	[1]		none	none	none	(0.01%)	none
Net Expenses (as a percentage of Assets)		0.45%	1.30%	1.18%	0.99%	0.79%	0.68%
[1]	Principal Management Corporation, ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.30% for Class R-1, 1.18% for Class R-2, 0.99% for Class R-3, 0.79% for Class R-4, and 0.68% for Class R-5 shares. It is expected that the expense limit will continue through the period ending February 28, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Short-Term Income Fund [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Short-Term Income Fund, Institutional Class [Member]	46	144	252	567
Short-Term Income Fund, Class R-1 Shares [Member]	132	412	713	1,568
Short-Term Income Fund, Class R-2 Shares [Member]	120	375	649	1,432
Short-Term Income Fund, Class R-3 Shares [Member]	101	315	547	1,213
Short-Term Income Fund, Class R-4 Shares [Member]	81	254	443	989
Short-Term Income Fund, Class R-5 Shares [Member]	69	218	379	847

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50.1% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by Standard & Poor's Rating Service or Baa3 or higher by Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor of comparable quality. Under normal circumstances, the Fund maintains an effective maturity of five years or less and an average portfolio duration that is within ±15% of the duration of the Barclays Credit 1-3 Years Index which as of December 31, 2013 was 1.91 years. The Fund's investments also include corporate securities, U.S. and foreign government securities, mortgage-backed and asset-backed securities, and real estate investment trust ("REIT") securities. The Fund invests in securities denominated in foreign currencies and in securities of foreign issuers.

Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market indices.

•	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.

•	The R-1, R-2, R-3, R-4 and R-5 Class shares were first sold on July 12, 2010.

•	Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares adjusted to reflect the respective fees and expenses of these classes.

•	The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares.

•	The predecessor fund commenced operations on November 1, 1993.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	3.95%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-1.75%

Average Annual Total Returns - Institutional, R-1, R-2, R-3, R-4, and R-5 Share Classes PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] Short-Term Income Fund [Member]
	Label	1 Year	5 Years	10 Years
Short-Term Income Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	1.17%	4.68%	3.56%
Short-Term Income Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	0.46%	3.71%	2.35%
Short-Term Income Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	0.67%	3.27%	2.30%
Short-Term Income Fund, Class R-1 Shares [Member]	Class R-1 Return Before Taxes	0.32%	3.84%	2.73%
Short-Term Income Fund, Class R-2 Shares [Member]	Class R-2 Return Before Taxes	0.44%	3.97%	2.85%
Short-Term Income Fund, Class R-3 Shares [Member]	Class R-3 Return Before Taxes	0.63%	4.18%	3.06%
Short-Term Income Fund, Class R-4 Shares [Member]	Class R-4 Return Before Taxes	0.83%	4.37%	3.21%
Short-Term Income Fund, Class R-5 Shares [Member]	Class R-5 Return Before Taxes	1.02%	4.45%	3.25%
Barclays Credit 1-3 Years Index [Member]	Barclays Credit 1-3 Years Index (reflects no deduction for fees, expenses, or taxes)	1.45%	4.46%	3.68%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.